UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23344 and 811-23343

Name of Fund:  BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

 Master Investment Portfolio II

CoreAlpha Bond Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and

              Master Investment Portfolio II, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2019

Date of reporting period: 06/30/2019

Item 1 – Report to Stockholders

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds VI

➢	BlackRock CoreAlpha Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Information as of June 30, 2019	BlackRock CoreAlpha Bond Fund

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

On May 1, 2019, the Board of Directors of FDP Series II, Inc., the Board of Trustees of BlackRock Funds VI and the Board of Trustees of Master Investment Portfolio II each approved the reorganization of FDP BlackRock CoreAlpha Bond (the “Target Fund”) a series of FDP Series II, Inc., with and into the Fund. The reorganization is expected to occur during the third quarter of 2019. Shareholders of the Target Fund are not required to approve the reorganization.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2019, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

What factors influenced performance?

During the period, the Master Portfolio’s asset allocation strategies made the largest contribution to Fund performance, driven by overweight positions to high yield and other spread assets. Global rate strategies also added to Fund performance over most of the period due to the Master Portfolio’s long positioning in U.S. interest rates, versus short positions in euros and the Canadian dollar. Credit security selection also contributed based on overweight positions to the automotive and consumer service sub-sectors within consumer cyclicals.

The Master Portfolio’s mortgage strategies were the only detractor from Fund performance during the period, due to its 30-year pool selection and up-in-coupon positioning, which came under pressure as the yield curve flattened.

The Master Portfolio held a small portion of its assets in cash committed for pending transactions, which did not have a material impact on Fund performance during the period.

Describe recent portfolio activity.

Over the six-month period, the Master Portfolio maintained its overweight to industrials, but trimmed its overweight positions to communications and consumer non-cyclicals. The Master Portfolio also shifted from a slight overweight within energy to an underweight. Within financials, an overweight stance to banking was increased, while holdings within insurance were shifted to an underweight. In addition, the Master Portfolio shifted from an underweight position in portfolio duration (sensitivity to interest rate changes) to an overweight. Lastly, the allocation to high yield corporate bonds was reduced.

Describe portfolio positioning at period end.

At period end, the Master Portfolio remained underweight in U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, agency mortgage-backed securities and asset-backed securities, with underweights in energy and capital goods. The Master Portfolio also held an out-of-benchmark allocation to high yield debt. Within investment grade, the Master Portfolio was overweight in consumer sectors, banking names, and select names within communications. In terms of global rate positioning, the Master Portfolio remained short to Canadian and European rates relative to U.S. dollar rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of June 30, 2019 (continued)	BlackRock CoreAlpha Bond Fund

Performance Summary for the Period Ended June 30, 2019

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.81%	2.80%	7.08%	8.26%	N/A	3.17%	N/A	4.40%	N/A
Investor A	2.46	2.45	6.95	7.95	3.64%	2.82	1.99%	4.06	3.63%
Investor C	1.82	1.81	6.66	7.15	6.15	2.08	2.08	3.29	3.29
Class K	2.86	2.80	7.21	8.31	N/A	3.23	N/A	4.44	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)			6.11	7.87	N/A	2.95	N/A	3.90	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in bonds.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,070.80	$1.49	$1,000.00	$1,023.36	$1.45	0.29%
Investor A	1,000.00	1,069.50	2.77	1,000.00	1,022.12	2.71	0.54
Investor C	1,000.00	1,066.60	6.61	1,000.00	1,018.40	6.46	1.29
Class K	1,000.00	1,072.10	1.23	1,000.00	1,023.36	1.20	0.24

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

FUND INFORMATION	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of a series of Master Investment Portfolio, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Predecessor Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/ or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

BlackRock CoreAlpha Bond Fund

ASSETS
Investments at value — Master Portfolio	$1,303,180,227
Receivables:
Capital shares sold	29,860,849
From the Administrator	26

Total assets	1,333,041,102

LIABILITIES
Payables:
Administration fees	51,559
Board realignment and consolidation	72,813
Capital shares redeemed	10,834,077
Contributions to the Master Portfolio	19,026,772
Income dividend distributions	1,929
Other accrued expenses	5,424
Service and distribution fees	88,914

Total liabilities	30,081,488

NET ASSETS	$1,302,959,614

NET ASSETS CONSIST OF
Paid-in capital	$1,268,267,836
Accumulated earnings	34,691,778

NET ASSETS	$1,302,959,614

NET ASSET VALUE
Institutional — Based on net assets of $868,112,962 and 82,174,013 shares outstanding, unlimited shares authorized, no par value	$10.56

Investor A — Based on net assets of $434,146,231 and 41,096,466 shares outstanding, unlimited shares authorized, no par value	$10.56

Investor C — Based on net assets of $173,053 and 16,374 shares outstanding, unlimited shares authorized, no par value	$10.57

Class K — Based on net assets of $527,368 and 49,894 shares outstanding, unlimited shares authorized, no par value	$10.57

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

BlackRock CoreAlpha Bond Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$435,374
Interest — unaffiliated	21,630,350
Other income — affiliated	70,626
Securities lending income — affiliated — net	252,221
Expenses	(1,530,621)
Fees waived	51,068

Total investment income	20,909,018

FUND EXPENSES
Service and distribution — class specific	532,771
Administration — class specific	317,757
Board realignment and consolidation	17,757
Professional	5,426
Miscellaneous	1,499

Total expenses	875,210
Less fees waived and/or reimbursed by the Administrator	(5,538)

Total expenses after fees waived and/or reimbursed	869,672

Net investment income	20,039,346

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Futures contracts	14,571,885
Forward foreign currency exchange contracts	(10,015)
Foreign currency transactions	(116,913)
Investments — affiliated	(449,842)
Investments — unaffiliated	5,359,717
Swaps	734,170

20,089,002

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(3,083,626)
Foreign currency translations	51,756
Investments — affiliated	1,540,053
Investments — unaffiliated	45,224,865
Options written	51
Swaps	3,943,007

47,676,106

Net realized and unrealized gain	67,765,108

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,804,454

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock CoreAlpha Bond Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,039,346	$20,730,517
Net realized gain (loss)	20,089,002	(13,774,098)
Net change in unrealized appreciation (depreciation)	47,676,106	3,264,199

Net increase in net assets resulting from operations	87,804,454	10,220,618

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(13,602,696)	(18,916,261)
Investor A	(6,323,612)	(1,760,243)
Investor C	(1,829)	(3,565)
Class K	(7,300)	(11,020)

Decrease in net assets resulting from distributions to shareholders	(19,935,437)	(20,691,089)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,570,559	738,451,689

NET ASSETS
Total increase in net assets	77,439,576	727,981,218
Beginning of period	1,225,520,038	497,538,820

End of period	$1,302,959,614	$1,225,520,038

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$10.02		$10.35		$10.22	$10.32	$10.57	$10.19

Net investment income(a)	0.16		0.31		0.25	0.24	0.26	0.26
Net realized and unrealized gain (loss)	0.54		(0.34)		0.17	0.01	(0.20)	0.39

Net increase (decrease) from investment operations	0.70		(0.03)		0.42	0.25	0.06	0.65

Distributions(b)
From net investment income	(0.16)		(0.30)		(0.25)	(0.22)	(0.25)	(0.26)
From net realized gain	—		(0.00	)(c)	—	(0.12)	(0.06)	(0.01)
From return of capital	—		—		(0.04)	(0.01)	—	—

Total distributions	(0.16)		(0.30)		(0.29)	(0.35)	(0.31)	(0.27)

Net asset value, end of period	$10.56		$10.02		$10.35	$10.22	$10.32	$10.57

Total Return(d)
Based on net asset value	7.08	%(e)(f)	(0.18)%		4.19%	2.37%	0.48%	6.45%

Ratios to Average Net Assets(g)(h)
Total expenses	0.29	%(i)	0.37	%(j)	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived and/or reimbursed	0.29	%(i)	0.35	%(j)	0.34%	0.35%	0.35%	0.34%

Net investment income	3.24	%(i)	3.14%		2.44%	2.24%	2.48%	2.53%

Supplemental Data
Net assets, end of period (000)	$868,113		$791,197		$496,618	$345,259	$236,267	$183,880

Portfolio turnover rate of the Master Portfolio(k)	152%		331%		515%	677%	612%	686%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015
Allocated fees waived	0.01%	0.02%	0.02%	0.01%	0.01%
Investments in underlying funds	0.01%	0.02%	0.02%	—%	—%

(i)	Annualized.
(j)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.33% and 0.31%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	96%	189%	322%	459%	540%

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$10.02		$10.35		$10.22	$10.32	$10.58	$10.19

Net investment income(a)	0.15		0.30		0.20	0.20	0.22	0.23
Net realized and unrealized gain (loss)	0.54		(0.36)		0.19	0.01	(0.21)	0.39

Net increase (decrease) from investment operations	0.69		(0.06)		0.39	0.21	0.01	0.62

Distributions(b)
From net investment income	(0.15)		(0.27)		(0.22)	(0.18)	(0.21)	(0.22)
From net realized gain	—		(0.00	)(c)	—	(0.12)	(0.06)	(0.01)
From return of capital	—		—		(0.04)	(0.01)	—	—

Total distributions	(0.15)		(0.27)		(0.26)	(0.31)	(0.27)	(0.23)

Net asset value, end of period	$10.56		$10.02		$10.35	$10.22	$10.32	$10.58

Total Return(d)
Based on net asset value	6.95	%(e)(f)	(0.52)%		3.83%	2.01%	0.04%	6.18%

Ratios to Average Net Assets(g)(h)
Total expenses	0.54	%(i)	0.56	%(j)	0.69%	0.70%	0.70%	0.71%

Total expenses after fees waived and/or reimbursed	0.54	%(i)	0.53	%(j)	0.69%	0.69%	0.70%	0.69%

Net investment income	2.99	%(i)	3.05%		1.99%	1.92%	2.13%	2.19%

Supplemental Data
Net assets, end of period (000)	$434,146		$433,789		$485	$1,695	$2,463	$1,776

Portfolio turnover rate of the Master Portfolio(k)	152%		331%		515%	677%	612%	686%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015
Allocated fees waived	0.01%	0.02%	0.02%	0.01%	0.01%
Investments in underlying funds	0.01%	0.02%	0.02%	—%	—%

(i)	Annualized.
(j)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.52% and 0.49%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	96%	189%	322%	459%	540%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$10.02		$10.36		$10.23	$10.32	$10.57	$10.18

Net investment income(a)	0.11		0.20		0.13	0.12	0.15	0.15
Net realized and unrealized gain (loss)	0.55		(0.35)		0.18	0.02	(0.21)	0.40

Net increase (decrease) from investment operations	0.66		(0.15)		0.31	0.14	(0.06)	0.55

Distributions(b)
From net investment income	(0.11)		(0.19)		(0.15)	(0.10)	(0.13)	(0.15)
From net realized gain	—		(0.00	)(c)	—	(0.12)	(0.06)	(0.01)
From return of capital	—		—		(0.03)	(0.01)	—	—

Total distributions	(0.11)		(0.19)		(0.18)	(0.23)	(0.19)	(0.16)

Net asset value, end of period	$10.57		$10.02		$10.36	$10.23	$10.32	$10.57

Total Return(d)
Based on net asset value	6.66	%(e)(f)	(1.36)%		3.05%	1.35%	(0.61)%	5.40%

Ratios to Average Net Assets(g)(h)
Total expenses	1.29	%(i)	1.46	%(j)	1.44%	1.45%	1.46%	1.45%

Total expenses after fees waived and/or reimbursed	1.29	%(i)	1.44	%(j)	1.44%	1.45%	1.45%	1.44%

Net investment income	2.23	%(i)	2.02%		1.30%	1.14%	1.39%	1.44%

Supplemental Data
Net assets, end of period (000)	$173		$157		$238	$337	$272	$253

Portfolio turnover rate of the Master Portfolio(k)	152%		331%		515%	677%	612%	686%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015
Allocated fees waived	0.01%	0.02%	0.02%	0.01%	0.01%
Investments in underlying funds	0.01%	0.02%	0.02%	—%	—%

(i)	Annualized.
(j)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 1.40%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	96%	189%	322%	459%	540%

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 03/28/16 (a) to 12/31/16
			2018		2017

Net asset value, beginning of period	$10.02		$10.35		$10.23	$10.51

Net investment income(b)	0.16		0.32		0.26	0.18
Net realized and unrealized gain (loss)	0.56		(0.34)		0.16	(0.17)

Net increase (decrease) from investment operations	0.72		(0.02)		0.42	0.01

Distributions(c)
From net investment income	(0.17)		(0.31)		(0.26)	(0.16)
From net realized gain	—		(0.00	)(d)	—	(0.12)
From return of capital	—		—		(0.04)	(0.01)

Total distributions	(0.17)		(0.31)		(0.30)	(0.29)

Net asset value, end of period	$10.57		$10.02		$10.35	$10.23

Total Return(e)
Based on net asset value	7.21	%(f)(g)	(0.14)%		4.14%	0.00	%(f)

Ratios to Average Net Assets(h)(i)
Total expenses	0.29	%(j)	0.33	%(k)	0.30%	0.30	%(j)

Total expenses after fees waived and/or reimbursed	0.24	%(j)	0.30	%(k)	0.30%	0.30	%(j)

Net investment income	3.28	%(j)	3.19%		2.48%	2.25	%(j)

Supplemental Data
Net assets, end of period (000)	$527		$377		$197	$195

Portfolio turnover rate of the Master Portfolio(l)	152%		331%		515%	677%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016
Allocated fees waived	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.01%	0.02%	0.02%	—%

(j)	Annualized.
(k)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.29% and 0.26%, respectively.

(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016
Portfolio turnover rate (excluding MDRs)	96%	189%	322%	459%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Trust is organized as a Delaware statutory trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2019, the percentage of the Master Portfolio owned by the Fund was 83.09%. As such, the financial statements of the Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan). The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years
Investor K	No	No		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

On May 1, 2019, the Board approved the reorganization of FDP BlackRock CoreAlpha Bond Fund (the “Target Fund”), with and into the Fund. The reorganization is expected to occur during the third quarter of 2019. Shareholders of the Target Fund are not required to approve the reorganization.

Prior Year Reorganization: The Board of the Trust and the Board of Trustees of State Farm Mutual Fund Trust and the shareholders of State Farm Bond Fund (the “State Farm Fund”), a series of State Farm Mutual Fund Trust, approved an agreement and plan of reorganization (the “State Farm Reorganization”) of the State Farm Fund into the Fund. As a result, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

On November 19, 2018, all of the portfolio securities previously held by the State Farm Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

Each shareholder of the State Farm Fund received shares of the Fund in an amount equal to the aggregate net asset value of the shareholder’s State Farm Fund shares, as determined at the close of business on November 16, 2018.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

State Farm Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Premier	25,537,367.6520	1.08421723	Investor A	27,688,054
Legacy B	98,760.3240	1.08476271	Investor A	107,132
Class A	13,708,571.0790	1.08346971	Investor A	14,852,822
Class B	237,859.5660	1.08218680	Investor A	257,408
Institutional	5,178,385.6840	1.08354126	Institutional	5,610,994
Class R-1	192,231.8120	1.08320706	Investor A	208,227
Class R-2	740,366.4990	1.08229792	Investor A	801,297
Class R-3	64,355.2510	1.08375340	Institutional	69,745

The State Farm Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization, were as follows:

State Farm Fund
Net assets	$490,968,191
Paid-in-capital	512,783,899
Accumulated losses	(21,815,708)

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the State Farm Fund was carried forward by the Master Portfolio to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Fund before the acquisition were $741,214,553. The aggregate net assets of the Fund immediately after the acquisition amounted to $1,232,182,744. The State Farm Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Bond Fund	$474,337,429	$495,163,771

The purpose of the transaction was to combine the assets of the State Farm Fund with the assets of the Fund. The reorganization was a tax-free event and closed on November 19, 2018. Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal reporting period of the Fund, the pro forma results of operations for the year ended December 31, 2018, are as follows:

•	Net investment income: $37,980,626

•	Net realized and change in unrealized loss on investments: $(48,129,426)

•	Net decrease in net assets resulting from operations: $(10,148,800)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Fund that have been included in the Fund’s Statement of Operations since November 19, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.05%	0.05%	0.05%	0.05%

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$211,216	$106,388	$41	$112	$317,757

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Distribution Fees	Service Fees
Investor A	—%	0.25%
Investor C	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$—	$531,948	$823	$—	$532,771

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $11,819.

Expense Waivers and Reimbursements: The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2021. For the period ended June 30, 2019, the amount waived was $5,426 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through April 30, 2021. For the six months ended June 30, 2019 the amount waived was $112 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019 the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of December 31, 2018, the Fund had a capital loss carryforward of $11,421,188, with no expiration date, available to offset future realized capital gains. The capital loss carryforward is subject to limitations.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 6/30/19		Year Ended 12/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	13,843,609	$142,012,853	42,043,295	$422,102,732
Shares issued in reinvestment of distributions	1,317,812	13,591,921	1,864,126	18,707,975
Shares issued in reorganization	—	—	5,680,740	56,235,352
Shares redeemed	(11,966,431)	(123,736,902)	(18,599,615)	(186,877,150)

Net increase	3,194,990	$31,867,872	30,988,546	$310,168,909

Investor A
Shares sold and automatic conversion of shares	1,036,860	$10,618,685	227,980	$2,273,577
Shares issued in reinvestment of distributions	616,090	6,353,162	172,572	1,722,898
Shares issued in reorganization	—	—	43,914,939	434,732,839
Shares redeemed	(3,857,552)	(39,402,756)	(1,061,331)	(10,563,280)

Net increase (decrease)	(2,204,602)	$(22,430,909)	43,254,160	$428,166,034

Investor C
Shares sold	592	$6,000	—	$—
Shares issued in reinvestment of distributions	157	1,620	315	3,170
Shares redeemed and automatic conversion of shares	(15)	(153)	(7,687)	(77,868)

Net increase (decrease)	734	$7,467	(7,372)	$(74,698)

Class K
Shares sold	12,661	$130,305	21,966	$225,333
Shares issued in reinvestment of distributions	401	4,153	503	5,055
Shares redeemed and automatic conversion of shares	(806)	(8,329)	(3,860)	(38,944)

Net increase	12,256	$126,129	18,609	$191,444

Total Net Increase	1,003,378	$9,570,559	74,253,943	$738,451,689

As of June 30, 2019, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Master Portfolio Information as of June 30, 2019	CoreAlpha Bond Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Corporate Bonds	35%
U.S. Government Sponsored Agency Securities	34
Asset-Backed Securities	16
Non-Agency Mortgage-Backed Securities	6
U.S. Treasury Obligations	3
Foreign Agency Obligations	1
Municipal Bonds	— (b)
Short-Term Securities	9
TBA Sale Commitments	(4)

CREDIT QUALITY ALLOCATION (c)

Credit Rating	Percent of Total Investments (a)
AAA/Aaa	48%
AA/Aa	4
A	20
BBB/Baa	21
Not Rated(d)	7

(a)	Excludes short-term securities.
(b)	Represents less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 17.9%
AmeriCredit Automobile Receivables Trust:
Series 2016-1, Class D, 3.59%, 02/08/22	$420	$424,734
Series 2017-3, Class C, 2.69%, 06/19/23	1,960	1,970,028
Series 2017-3, Class D, 3.18%, 07/18/23	1,270	1,284,118
Avant Loans Funding Trust(a):
Series 2017-B, Class B, 3.38%, 04/15/21	1,234	1,234,430
Series 2018-A, Class A, 3.09%, 06/15/21	473	473,082
Series 2018-A, Class B, 3.95%, 12/15/22	3,000	3,018,622
Series 2018-B, Class A, 3.42%, 01/18/22	1,909	1,915,621
Series 2019-A, Class B, 3.80%, 12/15/22	3,500	3,541,398
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/15/24	1,190	1,194,057
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 07/15/21	2,940	2,939,686
CLUB Credit Trust(a):
Series 2017-P1, Class B, 3.56%, 09/15/23	4,392	4,396,290
Series 2017-P2, Class A, 2.61%, 01/15/24	586	585,298
Series 2018-P3, Class A, 3.82%, 01/15/26	5,516	5,567,174
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 2.77%, 04/25/24(b)	751	725,081
Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/23(a)	4,479	4,496,838
Consumer Loan Underlying Bond Credit Trust, Class A(a):
Series 2018-P1, 3.39%, 07/15/25	1,969	1,978,065
Series 2018-P2, 3.47%, 10/15/25	1,000	1,005,813
Series 2019-P1, 2.94%, 07/15/26(c)	6,280	6,282,512
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,157,203
Drive Auto Receivables Trust:
Series 2016-BA, Class D, 4.53%, 08/15/23(a)	1,888	1,911,403
Series 2016-CA, Class D, 4.18%, 03/15/24(a)	1,100	1,117,295
Series 2017-1, Class D, 3.84%, 03/15/23	4,011	4,059,439
Series 2017-2, Class D, 3.49%, 09/15/23	1,435	1,449,430
Series 2017-3, Class D, 3.53%, 12/15/23(a)	8,440	8,530,424
Series 2017-AA, Class D, 4.16%, 05/15/24(a)	1,500	1,525,772
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	4,000	4,023,880
Series 2018-1, Class C, 3.22%, 03/15/23	4,570	4,587,463
Series 2018-1, Class D, 3.81%, 05/15/24	4,905	4,991,625
Series 2018-2, Class B, 3.22%, 04/15/22	3,576	3,582,705
Series 2018-2, Class C, 3.63%, 08/15/24	4,125	4,158,963
Series 2018-2, Class D, 4.14%, 08/15/24	2,360	2,416,979
Series 2018-3, Class B, 3.37%, 09/15/22	2,130	2,138,098
Series 2018-3, Class C, 3.72%, 09/16/24	2,430	2,456,854
Series 2018-3, Class D, 4.30%, 09/16/24	4,840	4,985,677
Series 2018-4, Class C, 3.66%, 11/15/24	6,103	6,186,725
Series 2018-4, Class D, 4.09%, 01/15/26	1,420	1,458,999
Series 2018-5, Class C, 3.99%, 01/15/25	2,990	3,078,450
Series 2019-1, Class B, 3.41%, 06/15/23	7,400	7,503,883
Series 2019-1, Class C, 3.78%, 04/15/25	4,350	4,437,150
Series 2019-1, Class D, 4.09%, 06/15/26	5,610	5,805,770
Series 2019-2, Class C, 3.42%, 06/16/25	8,500	8,659,792
DT Auto Owner Trust(a):
Series 2015-3A, Class D, 4.53%, 10/17/22	541	543,590
Series 2017-4A, Class C, 2.86%, 07/17/23	655	655,486
Enva LLC, Series 2018-A, Class A, 4.20%, 05/20/26(a)	1,851	1,856,605
Exeter Automobile Receivables Trust(a):
Series 2015-1A, Class C, 4.10%, 12/15/20	926	926,556
Series 2018-1A, Class D, 3.53%, 11/15/23	4,570	4,651,392
Series 2018-4A, Class B, 3.64%, 11/15/22	4,630	4,684,421
Series 2019-1A, Class B, 3.45%, 02/15/23	7,300	7,396,548
Flagship Credit Auto Trust(a):
Series 2016-3, Class C, 2.72%, 07/15/22	7,500	7,505,212
Series 2016-4, Class B, 2.41%, 10/15/21	1,765	1,763,513

Security	Par (000)	Value

Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust, Class A(a):
Series 2018-1, 3.19%, 07/15/31	$2,870	$2,958,136
Series 2019-1, 3.52%, 07/15/30	450	470,594
Marlette Funding Trust(a):
Series 2017-3A, Class A, 2.36%, 12/15/24	194	194,467
Series 2018-3A, Class A, 3.20%, 09/15/28	1,555	1,559,171
Series 2018-3A, Class A, 2.69%, 09/17/29	5,890	5,889,521
Series 2018-3A, Class B, 3.86%, 09/15/28	2,000	2,023,607
Series 2018-4A, Class A, 3.71%, 12/15/28	2,297	2,320,659
Series 2019-1A, Class A, 3.44%, 04/16/29	5,801	5,850,704
Series 2019-2A, Class A, 3.13%, 07/16/29	3,550	3,570,681
National Collegiate Student Loan Trust(b):
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.67%, 03/26/29	528	525,118
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.64%, 07/25/30	1,125	1,115,733
Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.15%, 11/15/21(a)	3,339	3,424,827
Prosper Marketplace Issuance Trust, Class A(a):
Series 2018-1A, 3.11%, 06/17/24	311	310,951
Series 2018-2A, 3.35%, 10/15/24	1,326	1,330,414
Series 2019-1A, 3.54%, 04/15/25	2,235	2,244,760
Series 2019-2A, 3.20%, 09/15/25	3,200	3,207,436
Series 2019-3A, 3.19%, 07/15/25	3,900	3,912,949
Santander Drive Auto Receivables Trust:
Series 2015-1, Class D, 3.24%, 04/15/21	559	559,683
Series 2015-4, Class C, 2.97%, 03/15/21	36	36,017
Series 2016-1, Class C, 3.09%, 04/15/22	1,251	1,251,600
Series 2016-3, Class C, 2.46%, 03/15/22	1,962	1,961,800
Series 2016-3, Class D, 2.80%, 08/15/22	3,000	3,017,146
Series 2017-2, Class C, 2.79%, 08/15/22	2,190	2,193,099
Series 2017-2, Class D, 3.49%, 07/17/23	6,040	6,106,276
Series 2017-3, Class D, 3.20%, 11/15/23	8,000	8,084,025
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,375,383
SLM Private Education Loan Trust(a):
Series 2010-A, Class 1A, (Prime - 0.05%), 5.45%, 05/16/44(b)	72	72,762
Series 2011-B, Class A2, 3.74%, 02/15/29	10	9,764
SoFi Consumer Loan Program LLC(a):
Series 2016-1, Class A, 3.26%, 08/25/25	1,108	1,118,457
Series 2016-2A, Class A, 3.09%, 10/27/25	352	353,076
Series 2016-3, Class A, 3.05%, 12/26/25	423	425,033
Series 2017-1, Class A, 3.28%, 01/26/26	2,898	2,921,570
Series 2017-3, Class A, 2.77%, 05/25/26	733	733,986
Series 2017-6, Class A1, 2.20%, 11/25/26	65	65,239
Series 2017-6, Class A2, 2.82%, 11/25/26	1,050	1,051,983
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	29	28,772
Series 2018-1, Class A1, 2.55%, 02/25/27	481	480,849
Series 2018-1, Class A2, 3.14%, 02/25/27	2,380	2,402,167
Series 2018-3, Class A1, 3.20%, 08/25/27	822	824,816
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(a)	69	68,860
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29(a)	3,985	3,988,546
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 3.24%, 12/15/20(a)(b)	1,940	1,939,139
Upgrade Receivables Trust, Class A(a):
Series 2018-1A, 3.76%, 11/15/24	1,592	1,599,556
Series 2019-1A, 3.48%, 03/15/25	2,120	2,129,073
Westlake Automobile Receivables Trust(a):
Series 2017-1A, Class D, 3.46%, 10/17/22	7,500	7,543,783
Series 2018-1A, Class D, 3.41%, 05/15/23	3,000	3,022,333
Series 2018-2A, Class B, 3.20%, 01/16/24	2,735	2,749,565

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued):
Series 2018-3A, Class B, 3.32%, 10/16/23	$3,510	$3,542,847
Series 2018-3A, Class C, 3.61%, 10/16/23	2,980	3,023,136
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,168,120
Series 2019-2A, Class B, 2.62%, 07/15/24	800	801,594
Series 2019-2A, Class D, 3.20%, 11/15/24	5,560	5,578,911

Total Asset-Backed Securities — 17.9% (Cost — $277,516,516)		280,378,843

Corporate Bonds — 39.0%

Aerospace — 0.1%
AT&T, Inc., 3.55%, 06/01/24	1,190	1,237,895

Aerospace & Defense — 0.5%
Boeing Co., 3.60%, 05/01/34	3,200	3,336,643
Illinois Tool Works, Inc., 2.65%, 11/15/26(d)	500	505,151
L3 Technologies, Inc., 4.95%, 02/15/21	1,618	1,671,894
Raytheon Co., 3.13%, 10/15/20	1,190	1,203,462
Rockwell Collins, Inc., 2.80%, 03/15/22	275	277,880
Spirit AeroSystems, Inc., 3.95%, 06/15/23	1,060	1,093,925

		8,088,955

Airlines — 0.1%
Delta Air Lines, Inc., 3.40%, 04/19/21	1,000	1,015,052

Auto Components — 0.1%
Toyota Motor Corp., 2.76%, 07/02/29	1,020	1,027,267

Automobiles — 0.3%
Ford Motor Co.:
4.35%, 12/08/26(d)	1,700	1,714,201
6.63%, 10/01/28	700	790,890
General Motors Co.(d):
5.00%, 10/01/28	1,000	1,050,229
5.20%, 04/01/45	1,200	1,145,920

		4,701,240

Banks — 4.2%
Bank of America NA, 3.34%, 01/25/23(e)	605	620,495
Barclays Bank PLC, 2.65%, 01/11/21	1,560	1,564,363
Capital One Financial Corp.(d):
2.50%, 05/12/20	550	550,570
2.40%, 10/30/20	1,090	1,091,201
3.45%, 04/30/21	634	645,512
Capital One NA, 2.65%, 08/08/22	1,300	1,306,879
Citibank NA:
2.10%, 06/12/20(d)	1,150	1,147,827
3.40%, 07/23/21(d)	840	857,878
2.84%, 05/20/22(e)	3,200	3,224,419
3.65%, 01/23/24	3,605	3,795,675
Citizens Bank Providence, 2.25%, 03/02/20	450	449,599
Compass Bank, 3.50%, 06/11/21(d)	2,300	2,343,971
Discover Bank, 4.20%, 08/08/23(d)	1,600	1,697,926
HSBC Bank USA NA, 5.88%, 11/01/34	590	741,862
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,548,451
3.60%, 05/25/23(d)	1,900	1,976,703
3.03%, 11/22/23(e)	1,635	1,655,514
3.95%, 05/18/24(e)	605	632,947
3.80%, 03/11/25(e)	895	932,510
3.90%, 05/25/26(d)	1,500	1,566,831
4.29%, 09/12/26(e)	2,185	2,324,449
4.38%, 11/23/26(d)	210	221,770
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(d)(f)	2,000	2,100,916
3.97%, 05/22/30(d)(e)	3,490	3,645,501
6.50%, 09/15/37	400	521,863

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC (continued):
5.25%, 03/14/44(d)	$350	$409,526
Huntington National Bank, 2.38%, 03/10/20	600	599,732
ING Groep NV:
3.15%, 03/29/22	415	422,842
4.10%, 10/02/23	2,090	2,207,839
Lloyds Banking Group PLC:
3.10%, 07/06/21(d)	1,000	1,012,412
4.45%, 05/08/25(d)	1,175	1,250,973
3.57%, 11/07/28(e)	1,700	1,701,747
Regions Bank/Birmingham AL, 2.75%, 04/01/21(d)	1,500	1,505,944
Santander UK PLC, 3.75%, 11/15/21(d)	1,140	1,175,500
SunTrust Bank/Atlanta GA, 2.59%, 01/29/21(e)	975	975,722
Svenska Handelsbanken AB:
2.45%, 03/30/21	800	802,519
3.90%, 11/20/23(d)	2,700	2,860,793
Synchrony Bank, 3.65%, 05/24/21	1,040	1,057,250
Toronto-Dominion Bank, 2.65%, 06/12/24	3,100	3,127,998
Wells Fargo & Co.:
3.75%, 01/24/24(d)	1,440	1,513,959
3.30%, 09/09/24(d)	1,590	1,645,262
3.00%, 02/19/25(d)	800	813,483
3.00%, 10/23/26	2,654	2,681,447
Series N, 2.15%, 01/30/20(d)	800	799,249
Wells Fargo Bank NA, 2.60%, 01/15/21	1,600	1,606,524
Zions Bancorp. NA, 3.50%, 08/27/21(d)	640	653,206

		65,989,559

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36	600	658,182
4.90%, 02/01/46	1,000	1,113,432
Keurig Dr. Pepper, Inc.:
3.55%, 05/25/21	2,905	2,967,606
5.09%, 05/25/48(d)	600	668,058
Molson Coors Brewing Co., 2.25%, 03/15/20	405	404,000
PepsiCo, Inc.:
2.85%, 02/24/26	800	822,175
3.00%, 10/15/27(d)	1,190	1,237,032
3.45%, 10/06/46	2,000	2,056,423

		9,926,908

Biotechnology — 0.4%
Amgen, Inc.:
2.65%, 05/11/22(d)	820	826,239
3.63%, 05/22/24(d)	800	840,298
3.13%, 05/01/25(d)	800	819,201
2.60%, 08/19/26	800	787,652
Baxalta, Inc., 2.88%, 06/23/20	231	231,691
Celgene Corp., 3.45%, 11/15/27	526	548,334
Gilead Sciences, Inc.(d):
2.35%, 02/01/20	400	399,640
3.50%, 02/01/25	400	419,720
2.95%, 03/01/27	800	810,643
Lowe’s Cos., Inc., 3.13%, 09/15/24(d)	800	823,133

		6,506,551

Capital Markets — 1.7%
Ares Capital Corp., 4.20%, 06/10/24	3,100	3,137,281
Brookfield Finance, Inc., 3.90%, 01/25/28(d)	1,063	1,084,011
CME Group, Inc., 3.00%, 03/15/25(d)	2,200	2,278,012
Goldman Sachs Group, Inc.:
6.00%, 06/15/20(d)	1,040	1,074,599
2.35%, 11/15/21	490	489,511
3.00%, 04/26/22(d)	2,000	2,019,125
3.75%, 05/22/25	2,000	2,091,949

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
3.27%, 09/29/25(d)(e)	$2,000	$2,046,791
3.75%, 02/25/26(d)	1,900	1,983,252
3.50%, 11/16/26	365	374,005
3.85%, 01/26/27	1,090	1,139,263
4.22%, 05/01/29(e)	1,800	1,930,515
6.75%, 10/01/37	500	653,975
4.02%, 10/31/38(e)	500	516,414
Morgan Stanley:
2.63%, 11/17/21(d)	1,195	1,202,231
2.75%, 05/19/22	700	707,344
3.13%, 07/27/26	1,000	1,019,015
3.63%, 01/20/27(d)	300	314,861
4.43%, 01/23/30(d)(e)	890	984,571
6.38%, 07/24/42(d)	460	642,115
4.30%, 01/27/45	400	439,322

		26,128,162

Chemicals — 0.6%
DuPont de Nemours, Inc., 3.77%, 11/15/20	900	917,226
International Flavors & Fragrances, Inc.:
3.40%, 09/25/20	1,550	1,565,696
3.20%, 05/01/23	1,590	1,615,096
RPM International, Inc.:
6.13%, 10/15/19	743	750,152
3.75%, 03/15/27	1,000	1,006,783
Sherwin-Williams Co.:
4.20%, 01/15/22	1,590	1,653,188
3.13%, 06/01/24(d)	265	269,565
3.30%, 02/01/25	800	811,879
3.95%, 01/15/26	400	419,546

		9,009,131

Commercial Services & Supplies — 0.2%
Ecolab, Inc., 2.25%, 01/12/20	800	799,008
IHS Markit Ltd., 4.13%, 08/01/23(d)	1,096	1,139,401
Waste Management, Inc., 2.40%, 05/15/23(d)	1,000	1,003,390

		2,941,799

Commercial Services & Supplies — 0.2%
Ecolab, Inc., 3.25%, 12/01/27(d)	1,190	1,238,868
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29(d)	1,500	1,615,351

		2,854,219

Communications Equipment — 0.3%
Cisco Systems, Inc., 2.45%, 06/15/20	800	802,055
Motorola Solutions, Inc., 4.60%, 02/23/28	3,932	4,125,324

		4,927,379

Construction — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(d)	2,974	3,525,425

Construction & Engineering — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	400	431,297

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	315	315,803

Consumer Finance — 1.4%
American Express Co.:
2.75%, 05/20/22(d)	3,200	3,239,075
2.50%, 08/01/22	1,000	1,006,348
3.70%, 08/03/23(d)	1,500	1,574,566
Automatic Data Processing, Inc., 2.25%, 09/15/20	400	400,253
Capital One NA, 2.35%, 01/31/20	1,500	1,499,267
Caterpillar Financial Services Corp., 2.63%, 03/01/23	1,590	1,612,948
IHS Markit Ltd., 4.25%, 05/01/29	1,900	1,994,506

Security	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc.:
3.38%, 04/01/24	$900	$950,297
2.95%, 11/21/26	1,335	1,376,349
2.95%, 06/01/29(d)	1,150	1,186,210
S&P Global, Inc.:
3.30%, 08/14/20	800	808,366
4.40%, 02/15/26	1,000	1,101,928
2.95%, 01/22/27(d)	685	694,002
Synchrony Financial, 3.00%, 08/15/19	840	840,125
Total System Services, Inc., 4.00%, 06/01/23	1,200	1,252,861
Visa, Inc.:
3.15%, 12/14/25	800	839,262
2.75%, 09/15/27	1,195	1,218,752

		21,595,115

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/23	1,000	1,008,872
Banco Santander SA, 3.50%, 04/11/22(d)	600	615,508
Bank of America Corp.:
3.50%, 05/17/22(d)(e)	1,195	1,218,030
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(f)	3,000	3,031,340
3.00%, 12/20/23(e)	553	563,145
3.86%, 07/23/24(e)	3,300	3,466,093
4.45%, 03/03/26	2,700	2,912,336
4.27%, 07/23/29(e)	260	283,971
3.97%, 02/07/30(e)	1,560	1,672,167
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(f)	2,500	2,722,107
4.08%, 04/23/40(e)	1,200	1,279,677
Citigroup, Inc.:
4.50%, 01/14/22	1,000	1,051,188
2.75%, 04/25/22(d)	1,400	1,412,835
3.14%, 01/24/23(e)	1,600	1,627,350
3.35%, 04/24/25(e)	2,640	2,727,066
4.65%, 07/23/48	2,100	2,443,377
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	2,030	2,061,772
3.80%, 09/15/22	670	694,590
3.80%, 06/09/23(d)	300	311,122
Ford Motor Credit Co. LLC:
1.90%, 08/12/19	615	614,412
2.43%, 06/12/20(d)	1,010	1,006,166
3.81%, 10/12/21	1,845	1,872,752
3.82%, 11/02/27(d)	1,500	1,434,071
General Motors Financial Co., Inc.:
4.20%, 03/01/21	900	919,973
4.20%, 11/06/21	1,360	1,400,374
3.45%, 04/10/22	1,780	1,805,224
3.55%, 07/08/22	3,150	3,206,368
3.25%, 01/05/23	1,200	1,204,356
3.70%, 05/09/23(d)	5,600	5,681,424
4.15%, 06/19/23	1,000	1,029,997
4.30%, 07/13/25	180	185,534
Intercontinental Exchange, Inc.:
3.75%, 09/21/28	1,840	1,983,448
4.25%, 09/21/48	350	390,426
John Deere Capital Corp.:
2.30%, 06/07/21	3,040	3,048,332
2.60%, 03/07/24	705	712,635
JPMorgan Chase & Co.:
2.20%, 10/22/19	400	399,867
4.25%, 10/15/20	1,770	1,813,695
2.55%, 03/01/21	1,100	1,103,840
3.25%, 09/23/22	780	801,318

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
3.20%, 01/25/23	$1,380	$1,416,090
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(f)	1,000	1,009,768
3.63%, 05/13/24(d)	400	421,362
3.13%, 01/23/25	800	822,659
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(d)(f)	600	616,979
3.96%, 01/29/27(e)	2,665	2,850,744
4.01%, 04/23/29(e)	2,555	2,756,144
4.20%, 07/23/29(e)	1,555	1,700,178
3.70%, 05/06/30(e)	3,200	3,373,985
3.96%, 11/15/48(e)	1,755	1,862,039
Kimberly-Clark Corp., 2.40%, 06/01/23(d)	800	803,025
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	340	347,647
3.00%, 02/22/22	335	340,251
3.46%, 03/02/23	1,600	1,644,955
Nasdaq, Inc., 3.85%, 06/30/26	32	33,550
ORIX Corp., 2.90%, 07/18/22	325	329,949

		82,046,083

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
4.60%, 02/15/21	1,000	1,029,802
3.00%, 02/15/22(d)	800	812,798
3.20%, 03/01/22	810	827,241
2.63%, 12/01/22(d)	800	805,452
3.80%, 03/01/24(d)	2,360	2,482,653
3.90%, 03/11/24(d)	1,590	1,677,656
4.45%, 04/01/24(d)	1,165	1,253,597
3.40%, 05/15/25(d)	1,590	1,634,528
3.60%, 07/15/25	1,175	1,218,749
2.95%, 07/15/26	725	719,933
4.35%, 03/01/29(d)	1,030	1,109,394
4.85%, 03/01/39	1,105	1,185,920
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,326,844
Verizon Communications, Inc.:
3.50%, 11/01/24(d)	2,500	2,627,070
3.38%, 02/15/25	1,000	1,043,784
4.50%, 08/10/33	2,300	2,591,104
4.86%, 08/21/46	950	1,106,076

		23,452,601

Electric Utilities — 3.8%
Alabama Power Co.:
3.38%, 10/01/20	800	810,180
2.80%, 04/01/25	800	803,916
Appalachian Power Co.:
3.40%, 06/01/25	800	829,579
Series X, 3.30%, 06/01/27	1,190	1,212,241
Arizona Public Service Co.:
3.15%, 05/15/25(d)	400	414,694
2.95%, 09/15/27	800	808,477
Avangrid, Inc., 3.80%, 06/01/29	600	627,918
Baltimore Gas & Electric Co.:
3.35%, 07/01/23	2,390	2,474,564
2.40%, 08/15/26	800	783,500
4.25%, 09/15/48(d)	225	249,450
Berkshire Hathaway Energy Co., 4.45%, 01/15/49(d)	400	451,462
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(d)	800	784,428
Commonwealth Edison Co.:
2.55%, 06/15/26	800	795,707
3.70%, 08/15/28(d)	2,200	2,364,648

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 03/15/36(d)	$1,000	$1,252,204
Series B, 3.13%, 11/15/27	800	818,560
Consumers Energy Co., 3.38%, 08/15/23	800	830,977
DTE Electric Co., 3.65%, 03/15/24	1,590	1,679,295
DTE Energy Co., Series B, 2.60%, 06/15/22	465	467,105
Duke Energy Corp.(d):
5.05%, 09/15/19	400	401,861
2.65%, 09/01/26	1,000	988,673
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,470,647
Duke Energy Progress LLC, 3.25%, 08/15/25	1,590	1,652,156
Edison International, 4.13%, 03/15/28(d)	500	488,949
Eversource Energy:
Series L, 2.90%, 10/01/24	1,360	1,382,419
Series M, 3.30%, 01/15/28(d)	1,000	1,020,525
Florida Power & Light Co.:
2.75%, 06/01/23	1,590	1,619,858
3.25%, 06/01/24	800	837,803
Georgia Power Co., 3.25%, 04/01/26(d)	800	809,893
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23(d)	1,190	1,221,867
Interstate Power & Light Co., 3.25%, 12/01/24(d)	800	826,347
Kansas City Power & Light Co.:
3.15%, 03/15/23	1,590	1,636,829
3.65%, 08/15/25	300	316,993
Kentucky Utilities Co., 3.25%, 11/01/20	800	806,851
MidAmerican Energy Co., 3.10%, 05/01/27	800	821,781
NextEra Energy Capital Holdings, Inc.:
2.70%, 09/15/19	1,040	1,039,959
3.55%, 05/01/27	645	673,359
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49(a)	300	316,627
PacifiCorp:
2.95%, 06/01/23	800	818,992
4.13%, 01/15/49(d)	700	772,157
Pennsylvania Electric Co., 3.25%, 03/15/28(a)	1,590	1,591,797
PPL Electric Utilities Corp., 2.50%, 09/01/22	400	401,670
Progress Energy, Inc.:
4.88%, 12/01/19	920	928,635
4.40%, 01/15/21	1,110	1,138,798
PSEG Power LLC:
4.15%, 09/15/21	350	359,628
3.85%, 06/01/23	1,300	1,354,537
Public Service Co. of Colorado:
3.20%, 11/15/20(d)	800	805,612
3.70%, 06/15/28	1,800	1,941,402
Public Service Electric & Gas Co.:
2.38%, 05/15/23	400	402,018
2.25%, 09/15/26	800	776,544
3.70%, 05/01/28	800	860,882
San Diego Gas & Electric Co., 2.50%, 05/15/26(d)	400	387,893
Southern Co., 3.25%, 07/01/26(d)	2,000	2,031,175
Virginia Electric & Power Co.(d):
Series A, 3.80%, 04/01/28	3,300	3,537,563
Series C, 2.75%, 03/15/23	1,190	1,206,890
Westar Energy, Inc., 2.55%, 07/01/26	800	790,864
Wisconsin Electric Power Co., 3.10%, 06/01/25(d)	800	816,743
Wisconsin Power & Light Co., 3.05%, 10/15/27	1,090	1,107,093
Xcel Energy, Inc., 4.00%, 06/15/28	900	968,817

		59,792,012

Electrical Equipment — 0.3%
Emerson Electric Co.:
2.63%, 12/01/21	800	809,323
2.63%, 02/15/23	1,190	1,216,108

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Equipment (continued)
Roper Technologies, Inc.:
3.80%, 12/15/26	$1,000	$1,044,246
4.20%, 09/15/28	900	963,671

		4,033,348

Electronic Equipment, Instruments & Components — 0.0%
Tyco Electronics Group SA, 3.13%, 08/15/27(d)	210	210,444

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	1,190	1,190,496
American Tower Corp.:
2.80%, 06/01/20	1,190	1,192,715
2.25%, 01/15/22	960	954,832
4.70%, 03/15/22	1,000	1,057,608
3.00%, 06/15/23	1,000	1,009,699
3.38%, 10/15/26	3,100	3,153,485
Crown Castle International Corp.:
2.25%, 09/01/21	275	273,774
4.88%, 04/15/22(d)	830	882,427
5.25%, 01/15/23	400	434,949
3.20%, 09/01/24	1,500	1,531,795
3.70%, 06/15/26	1,000	1,038,513
3.80%, 02/15/28(d)	596	618,972
5.20%, 02/15/49	1,200	1,380,461
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	1,000	1,045,684
Public Storage, 3.09%, 09/15/27	2,500	2,555,412
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	655	654,969

		18,975,791

Food & Staples Retailing — 0.2%
McCormick & Co., Inc., 2.70%, 08/15/22	700	706,418
Mondelez International, Inc., 3.63%, 02/13/26	1,965	2,064,232
Walmart, Inc., 2.55%, 04/11/23(d)	800	811,539

		3,582,189

Food Products — 0.2%
Kellogg Co., 2.65%, 12/01/23(d)	1,100	1,112,216
Kraft Heinz Foods Co., 3.50%, 06/06/22	1,190	1,221,655
Sysco Corp., 3.30%, 07/15/26(d)	800	821,219

		3,155,090

Gas Utilities — 0.2%
Atmos Energy Corp., 3.00%, 06/15/27	400	406,893
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	1,500	1,569,589
Southern California Gas Co.:
3.15%, 09/15/24(d)	800	826,629
Series TT, 2.60%, 06/15/26	800	782,490

		3,585,601

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories, 3.40%, 11/30/23(d)	910	948,779
Baxter International, Inc.:
1.70%, 08/15/21	800	790,358
2.60%, 08/15/26(d)	3,110	3,079,897
3.50%, 08/15/46	800	751,690
Becton Dickinson & Co.:
2.68%, 12/15/19	292	292,092
2.40%, 06/05/20	480	479,637
3.25%, 11/12/20	1,800	1,816,902
3.13%, 11/08/21	800	811,724
2.89%, 06/06/22(d)	470	476,385
Celgene Corp., 2.25%, 08/15/21	1,700	1,694,411
Covidien International Finance SA, 2.95%, 06/15/23(d)	2,390	2,446,649
Stryker Corp.:
2.63%, 03/15/21	245	246,055
3.50%, 03/15/26	800	837,100
3.65%, 03/07/28(d)	800	848,869

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.:
2.70%, 04/01/20(d)	$1,340	$1,341,669
3.15%, 04/01/22	800	812,494
3.70%, 03/19/23	305	314,737
3.55%, 04/01/25	1,590	1,638,911

		19,628,359

Health Care Providers & Services — 1.0%
Aetna, Inc., 2.75%, 11/15/22	1,000	1,005,674
Anthem, Inc.:
3.35%, 12/01/24(d)	1,210	1,251,761
3.65%, 12/01/27	1,200	1,247,440
Cigna Corp., 3.75%, 07/15/23(a)	1,100	1,145,247
HCA, Inc.:
5.25%, 04/15/25	1,600	1,772,732
5.25%, 06/15/26(d)	500	553,604
5.50%, 06/15/47	1,679	1,793,848
5.25%, 06/15/49	1,500	1,559,565
Humana, Inc.(d):
2.90%, 12/15/22	760	770,730
3.85%, 10/01/24	1,000	1,045,830
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,100	1,164,506
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	704,112
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26(d)	400	402,280
UnitedHealth Group, Inc., 4.75%, 07/15/45(d)	800	947,542

		15,364,871

Hotels, Restaurants & Leisure — 1.0%
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	1,200	1,286,616
5.25%, 06/01/25(d)	1,690	1,810,666
5.38%, 04/15/26(d)	1,840	1,989,868
5.75%, 06/01/28	1,095	1,206,657
5.30%, 01/15/29	3,445	3,712,849
McDonald’s Corp.(d):
3.70%, 01/30/26	1,000	1,063,063
3.50%, 03/01/27	278	291,955
3.80%, 04/01/28	290	311,387
6.30%, 10/15/37	310	404,420
Starbucks Corp., 3.55%, 08/15/29	4,100	4,292,922

		16,370,403

Household Products — 0.1%
Clorox Co., 3.50%, 12/15/24	800	837,651

Independent Power and Renewable Electricity Producers — 0.0%
Exelon Corp., 5.15%, 12/01/20	360	370,995

Insurance — 0.6%
Aflac, Inc., 3.63%, 11/15/24(d)	1,000	1,058,436
Allstate Corp., 4.20%, 12/15/46	110	123,201
American International Group, Inc., 3.30%, 03/01/21(d)	320	324,319
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,355	2,437,944
Chubb INA Holdings, Inc., 3.35%, 05/15/24(d)	660	694,796
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	416,692
Markel Corp., 5.35%, 06/01/21	400	420,137
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	175	179,877
4.90%, 03/15/49	1,785	2,114,379
Old Republic International Corp., 3.88%, 08/26/26	1,500	1,542,245
Willis Towers Watson PLC, 5.75%, 03/15/21(d)	350	367,560

		9,679,586

Interactive Media & Services — 0.1%
Alphabet, Inc., 2.00%, 08/15/26(d)	800	779,039

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	$200	$200,692
3.60%, 11/28/24	2,445	2,544,926
3.40%, 12/06/27	4,800	4,864,974
Amazon.com, Inc.:
2.80%, 08/22/24	440	454,471
3.15%, 08/22/27(d)	2,390	2,512,290
Expedia Group, Inc., 3.80%, 02/15/28	3,350	3,409,930

		13,987,283

IT Services — 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(d)	720	732,235
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	724,547
International Business Machines Corp.:
3.38%, 08/01/23(d)	800	828,900
4.25%, 05/15/49	750	808,088
Verisk Analytics, Inc.:
4.13%, 03/15/29	740	793,203
4.00%, 06/15/25(d)	1,200	1,281,411

		5,168,384

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.15%, 01/15/23	400	410,091

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	395	398,541
4.91%, 07/23/25	1,350	1,465,619
3.75%, 02/15/28	1,750	1,762,409
4.20%, 03/15/28	4,500	4,674,481
5.38%, 04/01/38	1,800	1,927,554
5.38%, 05/01/47	1,700	1,793,822
Comcast Corp.:
3.38%, 02/15/25(d)	1,590	1,664,563
2.35%, 01/15/27	400	390,079
4.60%, 10/15/38	1,200	1,374,056
4.70%, 10/15/48(d)	1,300	1,522,577
Fox Corp.(a):
4.03%, 01/25/24(d)	975	1,037,058
4.71%, 01/25/29(d)	165	184,593
5.58%, 01/25/49	150	183,534
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	190	194,980
Thomson Reuters Corp.:
3.85%, 09/29/24	800	825,934
3.35%, 05/15/26(d)	800	803,291
Time Warner Cable LLC, 5.00%, 02/01/20	680	688,941
Walt Disney Co., 6.15%, 02/15/41(a)(d)	175	243,380

		21,135,412

Metals & Mining — 0.2%
Rio Tinto Finance USA PLC, 4.13%, 08/21/42(d)	503	557,729
Vale Overseas Ltd.:
4.38%, 01/11/22	413	425,777
6.88%, 11/21/36	1,700	2,042,125

		3,025,631

Multi-Utilities — 0.4%
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	788,651
Dominion Energy, Inc., 2.58%, 07/01/20	170	169,756
DTE Energy Co., Series D, 3.70%, 08/01/23(d)	760	793,038
National Fuel Gas Co., 3.95%, 09/15/27(d)	809	808,301
San Diego Gas & Electric Co., 3.60%, 09/01/23	1,590	1,651,826
Sempra Energy, 2.90%, 02/01/23(d)	225	226,885

Security	Par (000)	Value

Multi-Utilities (continued)
Southwest Gas Corp., 3.70%, 04/01/28	$1,590	$1,680,437

		6,118,894

Office Supplies & Equipment — 0.4%
VMware, Inc.:
2.30%, 08/21/20	390	388,951
2.95%, 08/21/22(d)	3,550	3,578,546
3.90%, 08/21/27(d)	2,200	2,231,596

		6,199,093

Oil, Gas & Consumable Fuels — 1.8%
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,548,750
Equinor ASA:
2.75%, 11/10/21(d)	2,480	2,522,909
3.25%, 11/10/24	400	417,998
Exxon Mobil Corp., 3.18%, 03/15/24(d)	800	836,306
MPLX LP, 4.88%, 06/01/25	2,000	2,173,644
ONEOK Partners LP:
3.38%, 10/01/22	1,000	1,016,086
4.90%, 03/15/25	2,000	2,174,176
6.13%, 02/01/41	800	942,301
ONEOK, Inc.(d):
4.00%, 07/13/27	1,500	1,558,989
4.35%, 03/15/29	2,132	2,278,599
Petroleos Mexicanos:
4.63%, 09/21/23(d)	235	230,890
5.35%, 02/12/28	1,165	1,060,266
6.38%, 01/23/45	460	393,516
5.63%, 01/23/46	800	644,400
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	900	1,000,883
5.63%, 03/01/25	1,000	1,120,072
5.88%, 06/30/26(d)	500	571,368
5.00%, 03/15/27(d)	3,442	3,773,998
4.20%, 03/15/28(d)	2,758	2,903,393
Shell International Finance BV, 3.40%, 08/12/23	400	417,587
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	800	833,520
4.88%, 05/15/48	219	244,671

		28,664,322

Personal Products — 0.1%
Estee Lauder Cos., Inc., 1.70%, 05/10/21(d)	400	396,448
Unilever Capital Corp., 2.00%, 07/28/26	800	771,666

		1,168,114

Pharmaceuticals — 1.4%
AbbVie, Inc., 2.50%, 05/14/20	490	489,953
AstraZeneca PLC:
1.95%, 09/18/19(d)	1,190	1,188,874
3.50%, 08/17/23	1,000	1,042,945
3.13%, 06/12/27(d)	1,490	1,523,289
Bristol-Myers Squibb Co., 3.25%, 11/01/23(d)	400	413,910
CVS Health Corp., 3.35%, 03/09/21(d)	1,265	1,282,573
Eli Lilly & Co., 2.75%, 06/01/25	800	816,118
Johnson & Johnson, 2.95%, 03/03/27(d)	2,530	2,614,099
Merck & Co., Inc.:
2.80%, 05/18/23(d)	800	819,261
2.75%, 02/10/25	800	823,952
Novartis Capital Corp.(d):
2.40%, 09/21/22	800	807,128
3.10%, 05/17/27	3,500	3,627,619
Pfizer, Inc.:
3.00%, 12/15/26	1,000	1,031,639
7.20%, 03/15/39	500	761,131

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(a)	$1,800	$1,862,460
Zoetis, Inc.:
3.45%, 11/13/20	355	359,503
3.00%, 09/12/27(d)	1,800	1,798,332
3.90%, 08/20/28	1,030	1,097,610

		22,360,396

Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 08/01/28	2,060	2,250,385

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	800	823,333
Canadian National Railway Co.:
2.75%, 03/01/26(d)	800	806,085
3.65%, 02/03/48	2,800	2,946,775
CSX Corp.:
3.40%, 08/01/24	800	837,330
2.60%, 11/01/26(d)	800	790,998
Ryder System, Inc., 2.88%, 06/01/22	725	733,352
Union Pacific Corp.:
2.75%, 04/15/23	1,590	1,613,180
3.25%, 08/15/25(d)	400	416,044
2.75%, 03/01/26	800	803,722

		9,770,819

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20(d)	1,700	1,697,045
3.00%, 01/15/22(d)	1,700	1,704,417
3.63%, 01/15/24	1,700	1,716,099
3.13%, 01/15/25	1,040	1,016,399
3.88%, 01/15/27	3,200	3,135,684
3.50%, 01/15/28	1,700	1,613,870
Broadcom, Inc., 4.25%, 04/15/26(a)	4,000	4,059,502
Maxim Integrated Products, Inc., 3.45%, 06/15/27(d)	1,015	1,022,283
QUALCOMM, Inc.:
3.45%, 05/20/25(d)	800	830,426
3.25%, 05/20/27	2,235	2,279,893
Texas Instruments, Inc.:
1.65%, 08/03/19	800	799,460
2.25%, 05/01/23(d)	800	801,513

		20,676,591

Software — 0.2%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	199,624
Citrix Systems, Inc., 4.50%, 12/01/27(d)	1,300	1,345,129
Microsoft Corp., 2.70%, 02/12/25	800	821,386
Oracle Corp.:
2.95%, 05/15/25(d)	800	823,234
2.65%, 07/15/26	400	401,830

		3,591,203

Specialty Retail — 0.2%
Dollar Tree, Inc., 4.20%, 05/15/28(d)	1,429	1,479,896
Home Depot, Inc.:
2.80%, 09/14/27	800	811,452
5.40%, 09/15/40	200	251,457

		2,542,805

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 3.00%, 06/20/27(d)	925	947,946
Dell International LLC/EMC Corp.(a):
4.00%, 07/15/24(d)	3,100	3,181,097
4.90%, 10/01/26(d)	1,700	1,773,703
5.30%, 10/01/29	1,114	1,173,933
8.35%, 07/15/46	1,200	1,514,997

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	$1,000	$1,013,158
3.50%, 10/05/21(d)	1,165	1,192,804

		10,797,638

Tobacco — 0.6%
Altria Group, Inc.:
3.49%, 02/14/22(d)	540	555,340
5.80%, 02/14/39	1,200	1,348,364
5.38%, 01/31/44	535	573,773
3.88%, 09/16/46	500	444,276
6.20%, 02/14/59	25	28,493
BAT Capital Corp.:
2.30%, 08/14/20(d)	1,205	1,202,494
2.76%, 08/15/22	1,070	1,071,624
Philip Morris International, Inc.(d):
6.38%, 05/16/38	2,500	3,308,883
4.25%, 11/10/44	400	418,657
Reynolds American, Inc.:
3.25%, 06/12/20	127	127,862
4.00%, 06/12/22	305	316,661

		9,396,427

Water Utilities — 0.1%
Aqua America, Inc., 3.57%, 05/01/29	970	1,008,016

Wireless Telecommunication Services — 0.7%
American Tower Corp.:
3.45%, 09/15/21(d)	740	755,906
3.50%, 01/31/23	1,400	1,445,270
3.95%, 03/15/29	3,300	3,454,311
Crown Castle International Corp., 3.65%, 09/01/27	500	514,897
EPR Properties, 4.95%, 04/15/28	3,500	3,764,721
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)	934	933,993

		10,869,098

Total Corporate Bonds — 39.0% (Cost — $586,620,293)		611,226,422

Foreign Agency Obligations — 0.7%
Colombia Government International Bond, 5.00%, 06/15/45	1,900	2,102,350
Indonesia Government International Bond:
3.50%, 01/11/28	1,600	1,610,000
4.75%, 07/18/47(a)	500	542,187
Mexico Government International Bond:
3.50%, 01/21/21(d)	865	879,597
4.15%, 03/28/27(d)	2,325	2,441,250
4.50%, 04/22/29	810	867,915
6.75%, 09/27/34	720	915,525
Uruguay Government International Bond:
4.38%, 01/23/31(d)	475	514,930
5.10%, 06/18/50	1,200	1,352,400

Total Foreign Agency Obligations — 0.7% (Cost — $10,555,059)		11,226,154

Municipal Bonds — 0.2%
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	355	501,115
Port Authority of New York & New Jersey, RB, 4.03%, 09/01/48	1,000	1,136,630
State of California, GO, Build America Bonds, Various Purpose, 7.55%, 04/01/39	1,000	1,578,290

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
State of California, GO, Refunding, 3.50%, 04/01/28	$500	$539,530

Total Municipal Bonds — 0.2% (Cost — $3,437,235)		3,755,565

Non-Agency Mortgage-Backed Securities — 6.8%

Collateralized Mortgage Obligations — 3.6%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	6	6,901
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 01/25/35(a)(e)	96	99,709
Fannie Mae Connecticut Avenue Securities:
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 4.00%, 01/25/24(b)	45	45,474
Series 2016-C05, Class 2M2F, (1 mo. LIBOR US + 2.75%), 5.15%, 01/25/29(b)	7,875	7,976,653
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 3.55%, 09/25/29(b)	959	962,106
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 3.25%, 11/25/29(b)	1,302	1,303,001
Series 2017-C05, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.95%, 01/25/30(b)	1,162	1,160,988
Series 2017-C06, Class 1M1, 3.15%, 02/25/30(e)	346	345,624
Series 2017-C06, Class 2M1, 3.15%, 02/25/30(e)	160	159,974
Series 2017-C07, Class 2M1, 3.05%, 05/25/30(e)	1,673	1,673,482
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 5.30%, 07/25/28(b)	243	245,697
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 3.20%, 12/25/29(b)	1,069	1,069,710
Series 2017-HQA3, Class M1, 2.95%, 04/25/30(e)	679	678,396
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 4.05%, 04/25/24(b)	766	770,176
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.55%, 01/25/25(b)	1,582	1,661,508
Series 2015-DNA1, Class M2, (1 mo. LIBOR US + 1.85%), 4.25%, 10/25/27(b)	7,357	7,434,374
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 6.20%, 03/25/25(b)	775	797,192
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 5.05%, 03/25/28(b)	897	904,348
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 7.95%, 07/25/28(b)	2,200	2,492,129
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 3.60%, 07/25/29(b)	2,502	2,512,088
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 3.60%, 10/25/29(b)	1,207	1,214,169
Series 2017-DNA3, Class M1, 3.15%, 03/25/30(e)	1,412	1,413,696
Freddie Mac Structured Agency Credit Risk Trust, Series 2019-HQA1, Class M1, 3.30%, 02/25/49(a)(e)	2,800	2,804,447
STACR Trust(a)(e):
Series 2018-DNA3, Class M1, 3.15%, 09/25/48	2,794	2,796,148
Series 2018-HRP1, Class M2, 4.05%, 04/25/43	8,990	9,026,931
Series 2018-HRP1, Class M2B, 4.05%, 04/25/43	2,000	2,009,112
Series 2018-HRP2, Class M2, 3.65%, 02/25/47	2,390	2,400,497
Wells Fargo Commercial Mortgage Trust, Class A5:
Series 2014-LC16, 3.82%, 08/15/50	1,210	1,284,241
Series 2018-C44, 4.21%, 05/15/51	780	867,286

		56,116,057

Commercial Mortgage-Backed Securities — 3.2%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 09/15/48(e)	360	389,775

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51	$1,450	$1,575,999
Citigroup Commercial Mortgage Trust:
Series 2015-GC35, Class A4, 3.82%, 11/10/48	870	933,584
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	584,464
Commercial Mortgage Trust:
Series 2012-CR3, Class AM, 3.42%, 10/15/45(a)	1,680	1,717,352
Series 2013-CR11, Class B, 5.28%, 08/10/50(e)	380	411,595
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	410,494
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	717,574
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.46%, 11/15/50(e)	800	840,548
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(e)	330	349,341
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 05/10/50(e)	300	314,534
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	291,735
Series 2013-GC13, Class A5, 4.19%, 07/10/46(e)	170	182,018
Series 2013-GC16, Class A3, 4.24%, 11/10/46	449	477,620
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	778,506
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,160,672
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(e)	430	458,383
Series 2013-C14, Class AS, 4.41%, 08/15/46(e)	1,920	2,042,536
Series 2013-C17, Class A4, 4.20%, 01/15/47	841	901,975
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,406,966
Series 2014-C22, Class A4, 3.80%, 09/15/47	1,270	1,346,435
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,902,362
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,518,664
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	858,549
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	193	199,241
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	365,988
Series 2016-JP3, Class A4, 2.63%, 08/15/49	1,190	1,191,554
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 07/15/46(e)	2,690	2,864,295
Series 2013-C13, 4.04%, 11/15/46	460	491,699
Series 2015-C20, 3.25%, 02/15/48	1,040	1,078,662
Series 2015-C27, 3.75%, 12/15/47	1,030	1,099,907
Series 2016-C28, 3.54%, 01/15/49	2,350	2,487,156
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45	680	694,680
Series 2012-C4, Class AS, 3.77%, 03/15/45	2,900	2,984,390
Series 2015-MS1, Class A4, 3.78%, 05/15/48(e)	550	587,202
Series 2019-H6, Class A4, 3.42%, 06/15/52	1,070	1,120,568
Series 2019-L2, Class A4, 4.07%, 03/15/52	2,900	3,202,719
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	513,999
Wells Fargo Commercial Mortgage Trust, Class AS:
Series 2014-LC18, 3.81%, 12/15/47	510	529,793
Series 2015-C26, 3.58%, 02/15/48	1,380	1,435,994
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	660,896
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	468,527
Series 2013-C18, Class A5, 4.16%, 12/15/46(e)	620	665,914
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	348,155
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS, 3.93%, 11/15/47	3,740	3,896,855

		50,459,875

Total Non-Agency Mortgage-Backed Securities — 6.8% (Cost — $105,444,783)		106,575,932

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 38.3%

Collateralized Mortgage Obligations — 2.2%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M1, 3.15%, 09/25/31(a)(e)	$3,349	$3,350,743
Fannie Mae Connecticut Avenue Securities:
Series 2018-C06, Class 1M1, 2.95%, 03/25/31(e)	1,138	1,137,633
Series 2018-C06, Class 2M1, 2.95%, 03/25/31(e)	956	955,430
Series 2018-C02, Class 2M1, 3.05%, 08/25/30(e)	1,593	1,593,371
Series 2018-C03, Class 1M1, 3.08%, 10/25/30(e)	2,028	2,028,260
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.70%, 07/25/29(b)	674	676,362
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.85%, 01/25/29(b)	979	982,159
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.60%, 01/25/30(b)	2,853	2,886,557
Series 2017-C07, Class 2M2A, 4.90%, 05/25/30(e)	1,225	1,259,168
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 5.00%, 05/25/24(b)	1,699	1,739,859
Series 2017-C06, Class 1M2A, 5.05%, 02/25/30(e)	400	408,023
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.30%, 07/25/24(b)	1,538	1,603,838
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.95%, 07/25/29(b)	2,570	2,675,216
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.80%, 01/25/24(b)	1,090	1,191,460
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.85%, 01/25/29(b)	487	518,767
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.30%, 11/25/24(b)	884	974,952
Freddie Mac STACR Trust, Series 2019-HQA2, Class M1, 3.10%, 04/25/49(a)(e)	5,280	5,281,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA1, Class M1, 3.30%, 01/25/49(a)(e)	5,650	5,663,794

		34,927,256

Commercial Mortgage-Backed Securities — 3.4%
Fannie Mae, Class A2:
Series 2012-M13, 2.38%, 05/25/22	3,553	3,575,897
Series 2012-M9, 2.48%, 04/25/22	5,832	5,879,719
Series 2013-M3, 2.51%, 11/25/22(e)	4,780	4,834,559
Series 2016-M13, 2.56%, 09/25/26(e)	800	805,958
Series 2017-M4, 2.67%, 12/25/26(e)	4,000	4,032,909
Series 2012-M5, 2.72%, 02/25/22	2,308	2,336,408
Series 2018-M1, 3.09%, 12/25/27(e)	1,590	1,649,942
Series 2018-M7, 3.15%, 03/25/28(e)	1,590	1,655,971
Freddie Mac:
Series K020, 2.37%, 05/25/22	7,960	8,017,060
Series K055, 2.67%, 03/25/26	1,590	1,627,412
Series K064, 3.22%, 03/25/27	2,790	2,948,789
Series K031, 3.30%, 04/25/23(e)	281	293,161
Series K060, 3.30%, 10/25/26	1,190	1,264,021
Series K061, 3.35%, 11/25/26(e)	1,590	1,693,023
Series K073, 3.35%, 01/25/28	1,610	1,717,536
Series K072, 3.44%, 12/25/27	1,190	1,278,521
Series K076, 3.90%, 04/25/28	2,390	2,654,328
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,480	1,500,438
Series K025, 2.68%, 10/25/22	3,980	4,057,451
Series K062, 3.41%, 12/25/26	2,000	2,139,697

		53,962,800

Mortgage-Backed Securities — 32.7%
Fannie Mae Connecticut Avenue Securities, Series 2019-R04, Class 2M1, (1 mo. LIBOR US + 0.75%), 3.15%, 06/25/39(a)(b)	6,920	6,920,000

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.03%, 06/01/43(b)	$150	$152,356
2.50%, 09/01/28 - 04/01/45	514	512,461
3.00%, 12/01/26 - 07/01/49(g)	22,118	22,383,833
3.50%, 11/01/31 - 11/01/51(g)	70,171	72,239,317
4.00%, 06/01/24 - 02/01/57(g)	111,728	116,313,472
(12 mo. LIBOR US + 1.53%), 4.41%, 04/01/43 - 05/01/43(b)	62	63,601
4.50%, 12/01/19 - 07/01/49(g)	52,269	55,033,244
(12 mo. LIBOR US + 1.75%), 4.50%, 08/01/41(b)	69	71,845
(12 mo. LIBOR US + 1.82%), 4.58%, 09/01/41(b)	55	57,497
(12 mo. LIBOR US + 1.73%), 4.64%, 04/01/40(b)	14	15,090
(12 mo. LIBOR US + 1.77%), 4.82%, 01/01/42(b)	41	43,385
(12 mo. LIBOR US + 1.81%), 4.92%, 02/01/42(b)	4	4,597
5.00%, 08/01/19 - 07/01/49(g)	25,558	27,133,244
5.50%, 09/01/19 - 01/01/47	3,322	3,678,103
6.00%, 11/01/22 - 08/01/38	901	1,014,719
6.50%, 12/01/30 - 12/01/32	942	1,072,494
7.00%, 01/01/32 - 06/01/32	27	31,562
7.50%, 09/01/29	9	9,636
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	120	120,348
2.50%, 02/01/27	1,294	1,305,857
(12 mo. LIBOR US + 1.60%), 2.52%, 08/01/43(b)	50	50,026
3.00%, 05/01/27 - 06/01/49	5,103	5,192,110
3.50%, 04/01/26 - 04/01/49	22,944	23,695,875
4.00%, 10/01/24 - 06/01/49	17,692	18,471,585
(12 mo. LIBOR US + 1.50%), 4.37%, 06/01/43(b)	17	17,909
4.50%, 08/01/20 - 01/01/49	10,926	11,594,701
(12 mo. LIBOR US + 1.78%), 4.60%, 08/01/41(b)	46	48,172
(12 mo. LIBOR US + 1.75%), 4.65%, 04/01/38(b)	99	104,381
(12 mo. LIBOR US + 1.89%), 4.66%, 07/01/41(b)	43	44,656
(12 mo. LIBOR US + 1.90%), 4.85%, 01/01/42(b)	2	1,848
(12 mo. LIBOR US + 1.75%), 4.88%, 02/01/40(b)	82	85,983
5.00%, 01/01/20 - 07/01/48	2,623	2,800,945
5.50%, 07/01/20 - 08/01/38	1,116	1,219,583
6.00%, 07/01/21 - 01/01/38	437	490,154
6.50%, 05/01/21 - 08/01/36	377	441,322
7.50%, 12/01/30	1	754
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/20/43 - 07/01/49(g)	5,584	5,714,811
3.50%, 01/15/41 - 07/01/49(g)	44,388	45,933,429
4.00%, 09/15/40 - 07/01/49(g)	28,700	29,913,154
4.50%, 03/15/39 - 07/01/49(g)	35,290	36,961,113
5.00%, 11/20/33 - 07/01/49(g)	19,197	20,188,202
5.50%, 06/15/34 - 04/20/48	895	981,049
6.00%, 01/15/32 - 10/20/38	273	310,100
6.50%, 06/15/28 - 03/15/29	30	33,202
7.00%, 06/15/29	13	13,399
7.50%, 08/20/30	4	4,763

		512,489,887

Total U.S. Government Sponsored Agency Securities — 38.3% (Cost — $592,685,983)		601,379,943

U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds, 3.38%, 11/15/48(d)	13,550	15,950,361
U.S. Treasury Notes:
2.63%, 08/15/20	3,980	4,011,094
1.38%, 04/30/21	3,980	3,950,616
1.63%, 04/30/23	2,390	2,380,571
1.63%, 10/31/23	1,990	1,980,050
2.25%, 11/15/24(d)	3,980	4,072,659

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued):
6.88%, 08/15/25		$3,180	$4,102,821
2.25%, 11/15/25		2,960	3,031,341
2.38%, 05/15/27(d)		2,390	2,470,943
2.63%, 02/15/29		1,506	1,588,124

Total U.S. Treasury Obligations — 2.8% (Cost — $41,833,629)			43,538,580

Total Long-Term Investments — 105.7% (Cost — $1,618,093,498)			1,658,081,439

	Shares

Short-Term Securities — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(h)(i)(j)		149,888,672	149,963,616
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(i)(j)		100,000	100,000

Total Short-Term Securities — 9.6% (Cost — $150,025,684)			150,063,616

Total Investments Before TBA Sale Commitments — 115.3% (Cost — $1,768,119,182)			1,808,145,055

	Par (000)

TBA Sale Commitments — (4.0%)

Mortgage-Backed Securities — (4.0%)
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 07/01/34	USD	8,221	(8,382,886)
3.50%, 07/01/34		1,650	(1,703,118)
2.50%, 07/01/49		350	(347,539)
4.00%, 07/01/49		48,922	(50,562,607)
5.00%, 07/01/49		373	(394,280)
5.50%, 07/01/49		75	(79,994)

	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(g):
2.50%, 07/01/49	USD	100	$(100,603)
4.00%, 07/01/49		42	(43,539)
4.50%, 07/01/49		500	(526,479)
5.50%, 07/01/49		675	(711,512)

Total TBA Sale Commitments — (4.0)% (Proceeds — $62,712,412)			(62,852,557)

Total Investments, Net of TBA Sale Commitments — 111.3% (Cost — $1,705,406,770)			1,745,292,498

Liabilities in Excess of Other Assets — (11.3)%			(176,870,617)

Net Assets — 100.0%			$1,568,421,881

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security, or a portion of the security, is on loan.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(i)	Annualized 7-day yield as of period end.

(j)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	117,660,556	32,228,116	(b)	—	149,888,672	$149,963,616	$304,989	(c)	$21,164	$37,931
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	1,172		—	—
iShares iBoxx USD High Yield Corporate Bond ETF	350,000	100,000		(450,000)	—	—	522,807		(562,555)	2,073,256

						$150,063,616	$828,968		$(541,391)	$2,111,187

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	236	09/16/19	$23,800	$265,010
10-Year U.S. Treasury Note	593	09/19/19	75,885	709,728
Long U.S. Treasury Bond	50	09/19/19	7,780	35,860
U.S. Ultra Treasury Bond	644	09/19/19	114,350	3,819,067
Long Gilt	35	09/26/19	5,792	(9,719)
2-Year U.S. Treasury Note	570	09/30/19	122,652	99,588
5-Year U.S. Treasury Note	2,289	09/30/19	270,460	370,377

				5,289,911

Short Contracts
Euro Bund	355	09/06/19	69,730	(674,441)
10-Year Canada Bond	22	09/19/19	2,401	(22,548)
10-Year U.S. Ultra Long Treasury	197	09/19/19	27,211	(871,429)

				(1,568,418)

				$3,721,493

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,755,477	CAD	2,350,000	Citibank N.A.	09/18/19	$(41,577)
USD	79,634	EUR	70,000	Bank of America N.A.	09/18/19	(449)
USD	507,834	EUR	450,000	Bank of America N.A.	09/18/19	(6,990)
USD	402,529	HKD	3,150,000	BNP Paribas S.A.	09/18/19	(850)
USD	94,724	HKD	740,000	HSBC Bank PLC	09/18/19	(39)
USD	233,781	SGD	320,000	Natwest Markets PLC	09/18/19	(3,008)

						$(52,913)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	20,370	$(1,577,815)	$(1,427,894)	$(149,921)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.31.V1	5.00%	Quarterly	06/20/24	B	EUR	4,160	$544,192	$406,144	$138,048

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.62%	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		03/11/21	USD	280,420	$(5,490,376)	$4,115	$(5,494,491)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.04	Semi-Annual	N/A		05/02/21	GBP	24,370	112,324	(11,950)	124,274
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.05	Semi-Annual	N/A		05/03/21	GBP	24,760	124,838	(770)	125,608
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.05	Semi-Annual	N/A		05/07/21	GBP	12,570	62,221	209	62,012
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.21)	Annual	N/A		05/16/21	EUR	63,980	215,082	16,316	198,766
6-Month GBP LIBOR, 0.85%	Semi-Annual	0.88	Semi-Annual	N/A		06/03/21	GBP	63,340	68,288	59,784	8,504
3-Month LIBOR, 2.32%	Quarterly	1.99	Semi-Annual	N/A		06/05/21	USD	85,980	264,607	104,331	160,276
0.28	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/05/21	EUR	130,810	(276,066)	(10,596)	(265,470)
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.09)	Annual	N/A		06/06/21	EUR	161,060	1,012,592	24,241	988,351
1.16	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		06/06/21	GBP	60,760	(494,316)	(9,939)	(484,377)
2.62	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/06/21	USD	307,125	(4,719,756)	(22,773)	(4,696,983)
3-Month LIBOR, 2.32%	Quarterly	2.56	Semi-Annual	N/A		06/06/21	USD	78,360	1,123,661	13,984	1,109,677
3-Month LIBOR, 2.32%	Quarterly	2.53	Semi-Annual	N/A		06/06/21	USD	79,520	1,083,582	(18,069)	1,101,651
3-Month LIBOR, 2.32%	Quarterly	2.54	Semi-Annual	N/A		06/06/21	USD	80,495	1,115,591	16,972	1,098,619
0.94	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		06/06/21	GBP	60,850	(149,730)	18,431	(168,161)
6-Month GBP LIBOR, 0.85%	Semi-Annual	0.96	Semi-Annual	N/A		06/06/21	GBP	60,885	181,903	2,500	179,403
(0.21)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	108,935	(388,615)	19,894	(408,509)
(0.20)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	35,943	(135,692)	13,687	(149,379)
2.41	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/06/21	USD	166,400	(1,889,318)	173,870	(2,063,188)
(0.19)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	154,370	(642,085)	170	(642,255)
(0.18)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	139,605	(593,534)	(22,965)	(570,569)
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.19)	Annual	N/A		06/06/21	EUR	140,800	587,718	(3,684)	591,402
(0.21)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	70,980	(256,371)	(34,893)	(221,478)
(0.24)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	69,125	(197,908)	(1,122)	(196,786)
(0.24)%	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/21	EUR	69,120	(195,632)	(5,247)	(190,385)
0.23	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/24	EUR	309,549	(8,196,743)	(324,613)	(7,872,130)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.34	Semi-Annual	N/A		06/06/24	GBP	33,910	941,840	33,873	907,967
2.58	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/06/24	USD	3,975	155,623	141,242	14,381
2.51	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/06/24	USD	33,390	(1,195,379)	(21,739)	(1,173,640)
6-Month EURIBOR, (0.31)%	Semi-Annual	0.12	Annual	N/A		06/06/24	EUR	16,167	328,153	3,860	324,293
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.24	Semi-Annual	N/A		06/06/24	GBP	29,448	640,276	(54,881)	695,157
6-Month EURIBOR, (0.31)%	Semi-Annual	0.12	Annual	N/A		06/06/24	EUR	17,974	365,540	(13,511)	379,051
6-Month EURIBOR, (0.31)%	Semi-Annual	0.12	Annual	N/A		06/06/24	EUR	18,814	384,492	(11,594)	396,086
2.46	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/06/24	USD	780	(26,031)	508	(26,539)
2.47	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/06/24	USD	45	(1,524)	(31)	(1,493)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.12	Semi-Annual	N/A		06/06/24	GBP	10,737	147,998	18,073	129,925
6-Month EURIBOR, (0.31)%	Semi-Annual	0.07	Annual	N/A		06/06/24	EUR	54,057	935,958	(26,115)	962,073
3-Month LIBOR, 2.32%	Quarterly	2.29	Semi-Annual	N/A		06/06/24	USD	33,550	839,522	125,754	713,768
6-Month EURIBOR, (0.31)%	Semi-Annual	0.08	Annual	N/A		06/06/24	EUR	28,390	503,601	5,112	498,489
3-Month LIBOR, 2.32%	Quarterly	2.20	Semi-Annual	N/A		06/06/24	USD	33,798	714,120	(41,802)	755,922
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.04	Semi-Annual	N/A		06/06/24	GBP	24,540	220,486	(23,953)	244,439
1.07	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		06/06/24	GBP	24,695	(274,292)	9,528	(283,820)
0.02	Semi-Annual	6-Month EURIBOR, (0.31)%	Annual	N/A		06/06/24	EUR	15,878	229,211	(9,629)	238,840
6-Month EURIBOR, (0.31)%	Semi-Annual	0.03	Annual	N/A		06/06/24	EUR	14,442	221,433	(32,829)	254,262
2.34	Quarterly	3-Month LIBOR, 2.32%	Semi-Annual	N/A		06/06/24	USD	33,460	920,373	(93,974)	1,014,347
6-Month EURIBOR, (0.31)%	Semi-Annual	0.08	Annual	N/A		06/06/24	EUR	61,780	1,114,733	508,636	606,097
6-Month EURIBOR, (0.31)%	Semi-Annual	0.10	Annual	N/A		06/06/24	EUR	55,980	1,062,682	154,345	908,337
6-Month EURIBOR, (0.31)%	Semi-Annual	0.04	Annual	N/A		06/06/24	EUR	26,560	420,236	(2,022)	422,258
0.04%	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/24	EUR	56,460	(893,187)	48,148	(941,335)
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.01)	Annual	N/A		06/06/24	EUR	28,510	362,431	24,877	337,554
6-Month EURIBOR, (0.31)%	Semi-Annual	0.00	Annual	N/A		06/06/24	EUR	28,420	383,435	35,061	348,374
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.03)	Annual	N/A		06/06/24	EUR	27,650	321,826	(6,248)	328,074
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.03)	Annual	N/A		06/06/24	EUR	27,654	323,181	19,299	303,882
0.93	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	09/06/19	(a)	09/06/24	GBP	6,190	(8,308)	160	(8,468)
1.86	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	09/06/19	(a)	09/06/24	USD	6,750	(40,632)	138	(40,770)
3-Month JIBAR, 7.03%	Quarterly	7.77	Quarterly	09/18/19	(a)	09/18/24	ZAR	70,550	145,243	90	145,153
2.32	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	99,910	(394,547)	260	(394,807)
2.07	Semi-Annual	6-Month SIBOR, 1.74%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	9,250	(115,550)	122	(115,672)
(0.02)	Semi-Annual	6-Month JPY LIBOR, (0.02)%	Semi-Annual	09/18/19	(a)	09/18/24	JPY	234,000	(10,989)	43	(11,032)
3-Month LIBOR, 2.32%	Quarterly	2.47	Semi-Annual	09/18/19	(a)	09/18/24	USD	5,790	205,777	(1,673)	207,450
6-Month BBR, 1.22%	Semi-Annual	1.92	Semi-Annual	09/18/19	(a)	09/18/24	AUD	4,140	98,450	60	98,390

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month EURIBOR, (0.31)%	Annual	0.18	Semi-Annual	09/18/19	(a)	09/18/24	EUR	2,650	$59,911	$39,557	$20,354
3-Month LIBOR, 2.32%	Quarterly	2.47	Semi-Annual	09/18/19	(a)	09/18/24	USD	12,560	445,441	256	445,185
2.07	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	18,020	(43,834)	47	(43,881)
2.11	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	8,634	(23,250)	22	(23,272)
2.11	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	8,621	(23,348)	22	(23,370)
6-Month BBR, 1.22%	Semi-Annual	1.75	Semi-Annual	09/18/19	(a)	09/18/24	AUD	5,850	106,266	86	106,180
2.15	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	5,466	(16,058)	14	(16,072)
2.13	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	31,050	(86,850)	81	(86,931)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.27	Semi-Annual	09/18/19	(a)	09/18/24	GBP	1,020	23,185	27	23,158
2.14	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	13,890	(39,746)	36	(39,782)
6-Month BBR, 1.22%	Semi-Annual	1.68	Semi-Annual	09/18/19	(a)	09/18/24	AUD	3,310	52,335	47	52,288
3-Month CAD BA, 1.97%	Quarterly	1.93%	Quarterly	09/18/19	(a)	09/18/24	CAD	1,020	8,409	15	8,394
3-Month LIBOR, 2.32%	Quarterly	2.31	Semi-Annual	09/18/19	(a)	09/18/24	USD	2,920	81,658	60	81,598
2.16	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	21,050	(62,619)	55	(62,674)
0.10	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	3,770	(68,461)	86	(68,547)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.24	Semi-Annual	09/18/19	(a)	09/18/24	GBP	2,650	55,115	70	55,045
6-Month BBR, 1.22%	Semi-Annual	1.63	Semi-Annual	09/18/19	(a)	09/18/24	AUD	4,080	57,483	58	57,425
2.02	Semi-Annual	6-Month SIBOR, 1.74%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	3,730	(39,603)	49	(39,652)
0.08	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	7,120	(120,238)	2,335	(122,573)
6-Month BBR, 1.22%	Semi-Annual	1.64	Semi-Annual	09/18/19	(a)	09/18/24	AUD	5,970	84,515	85	84,430
0.10	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	1,770	(31,224)	40	(31,264)
0.06	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	7,640	(117,362)	175	(117,537)
3-Month JIBAR, 7.03%	Quarterly	7.48	Quarterly	09/18/19	(a)	09/18/24	ZAR	107,970	128,036	138	127,898
0.02	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	(a)	09/18/24	EUR	6,460	(86,936)	148	(87,084)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.13	Semi-Annual	09/18/19	(a)	09/18/24	GBP	1,320	18,486	35	18,451
3-Month JIBAR, 7.03%	Quarterly	7.46	Quarterly	09/18/19	(a)	09/18/24	ZAR	111,590	127,417	142	127,275
6-Month BBR, 1.22%	Semi-Annual	1.59	Semi-Annual	09/18/19	(a)	09/18/24	AUD	2,310	28,991	33	28,958
2.03	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	41,998	(91,868)	109	(91,977)
2.03	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	15,142	(33,355)	39	(33,394)
0.18	Semi-Annual	6-Month EURIBOR, (0.31)%	Annual	09/18/19	(a)	09/18/24	EUR	1,450	(32,781)	(25,955)	(6,826)
3-Month JIBAR, 7.03%	Quarterly	7.38	Quarterly	09/18/19	(a)	09/18/24	ZAR	17,550	15,920	22	15,898
1.87	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	18,890	(22,513)	43	(22,556)
1.96	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	23,340	(18,123)	111	(18,234)
1.84	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	12,430	(13,100)	32	(13,132)
6-Month BBR, 1.22%	Semi-Annual	1.40	Semi-Annual	09/18/19	(a)	09/18/24	AUD	2,910	18,114	42	18,072
3-Month CAD BA, 1.97%	Quarterly	1.66	Quarterly	09/18/19	(a)	09/18/24	CAD	2,320	(3,817)	36	(3,853)
1.94%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	12,805	(7,097)	61	(7,158)
1.98	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	12,805	(13,603)	61	(13,664)
6-Month BBR, 1.22%	Semi-Annual	1.30	Semi-Annual	09/18/19	(a)	09/18/24	AUD	4,730	13,283	66	13,217
1.83	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	14,490	13,135	69	13,066
6-Month BBR, 1.22%	Semi-Annual	1.19	Semi-Annual	09/18/19	(a)	09/18/24	AUD	5,420	(4,121)	77	(4,198)
1.66	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	16,320	1,300	43	1,257
3-Month JIBAR, 7.03%	Quarterly	6.95	Quarterly	09/18/19	(a)	09/18/24	ZAR	99,360	(35,227)	125	(35,352)
1.81	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	16,464	18,584	79	18,505
1.83	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	7,056	6,396	34	6,362
6-Month BBR, 1.22%	Semi-Annual	1.15	Semi-Annual	09/18/19	(a)	09/18/24	AUD	1,790	(3,990)	26	(4,016)
1.64	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	(a)	09/18/24	HKD	12,480	2,141	33	2,108
1.86	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	(a)	09/18/24	PLN	11,570	5,785	56	5,729
3-Month LIBOR, 2.32%	Quarterly	2.70	Semi-Annual	N/A		03/11/29	USD	49,800	3,744,608	1,076	3,743,532
1.33	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		05/02/29	GBP	2,550	(89,547)	9,002	(98,549)
1.37	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		05/03/29	GBP	2,570	(103,971)	4,319	(108,290)
1.37	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		05/07/29	GBP	2,600	(105,567)	115	(105,682)
0.45	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		05/16/29	EUR	3,745	(124,451)	1,107	(125,558)
1.11	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		06/03/29	GBP	6,120	(51,693)	(23,281)	(28,412)
2.09	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/05/29	USD	16,750	(212,784)	(33,353)	(179,431)
6-Month EURIBOR, (0.31)%	Semi-Annual	0.34	Annual	N/A		06/05/29	EUR	10,570	205,437	35,207	170,230
6-Month EURIBOR, (0.31)%	Semi-Annual	0.76	Annual	N/A		06/06/29	EUR	194,280	13,181,729	509,199	12,672,530
1.52	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		06/06/29	GBP	29,800	(1,765,458)	(62,696)	(1,702,762)
3-Month LIBOR, 2.32%	Quarterly	2.74	Semi-Annual	N/A		06/06/29	USD	215,490	15,580,384	(9,268)	15,589,652
0.60	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/06/29	EUR	23,180	(1,154,127)	(12,787)	(1,141,340)
1.40%	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A		06/06/29	GBP	15,189	(665,744)	64,453	(730,197)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.61	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	37,540	$(1,886,440)	$104,404	$(1,990,844)
0.61	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	10,190	(522,610)	17,171	(539,781)
0.63	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	14,370	(765,357)	(8,542)	(756,815)
2.61	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A	06/06/29	USD	17,510	(1,060,489)	18,107	(1,078,596)
2.62	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A	06/06/29	USD	18,520	(1,134,762)	(19,830)	(1,114,932)
0.61	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	14,120	(720,883)	(113,302)	(607,581)
1.26	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A	06/06/29	GBP	5,208	(141,723)	(14,701)	(127,022)
0.51	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	57,260	(2,261,093)	115,010	(2,376,103)
2.44	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A	06/06/29	USD	18,195	(804,427)	(93,262)	(711,165)
0.52	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	28,840	(1,171,440)	(33,457)	(1,137,983)
2.37	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A	06/06/29	USD	17,913	(688,357)	31,180	(719,537)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.19	Semi-Annual	N/A	06/06/29	GBP	6,595	120,737	(4,824)	125,561
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.21	Semi-Annual	N/A	06/06/29	GBP	6,630	135,346	(9,993)	145,339
0.54	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	14,600	(614,986)	22,205	(637,191)
1.34	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A	06/06/29	GBP	12,960	(475,162)	(5,927)	(469,235)
6-Month EURIBOR, (0.31)%	Semi-Annual	0.50	Annual	N/A	06/06/29	EUR	14,850	571,888	(18,707)	590,595
3-Month LIBOR, 2.32%	Quarterly	2.49	Semi-Annual	N/A	06/06/29	USD	35,700	1,765,475	(142,633)	1,908,108
1.41	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A	06/06/29	GBP	12,950	(592,241)	(5,121)	(587,120)
0.52	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	13,720	(549,556)	3,002	(552,558)
6-Month EURIBOR, (0.31)%	Semi-Annual	0.53	Annual	N/A	06/06/29	EUR	14,100	585,070	(9,257)	594,327
0.45	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/29	EUR	29,110	(934,885)	(78,878)	(856,007)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.26	Semi-Annual	N/A	06/06/29	GBP	26,060	716,530	79,928	636,602
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.65	Semi-Annual	N/A	06/06/49	GBP	9,470	1,319,482	55,454	1,264,028
1.32	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/49	EUR	27,000	(5,211,639)	(160,680)	(5,050,959)
2.90%	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A	06/06/49	USD	70,610	(11,015,771)	3,692	(11,019,463)
6-Month EURIBOR, (0.31)%	Semi-Annual	1.17	Annual	N/A	06/06/49	EUR	5,950	853,058	18,657	834,401
6-Month EURIBOR, (0.31)%	Semi-Annual	1.18	Annual	N/A	06/06/49	EUR	10,850	1,608,263	(93,196)	1,701,459
6-Month EURIBOR, (0.31)%	Semi-Annual	1.22	Annual	N/A	06/06/49	EUR	5,350	852,351	11,941	840,410
3-Month LIBOR, 2.32%	Quarterly	2.79	Semi-Annual	N/A	06/06/49	USD	7,405	984,054	28,388	955,666
6-Month EURIBOR, (0.31)%	Semi-Annual	1.20	Annual	N/A	06/06/49	EUR	5,450	840,786	161,399	679,387
6-Month EURIBOR, (0.31)%	Semi-Annual	1.07	Annual	N/A	06/06/49	EUR	10,730	1,194,811	(54,549)	1,249,360
6-Month EURIBOR, (0.31)%	Semi-Annual	1.07	Annual	N/A	06/06/49	EUR	5,330	589,765	40,882	548,883
1.29	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A	06/06/49	GBP	2,645	(47,310)	27,793	(75,103)
1.33	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A	06/06/49	GBP	2,760	(85,445)	29,219	(114,664)
6-Month EURIBOR, (0.31)%	Semi-Annual	1.11	Annual	N/A	06/06/49	EUR	5,670	711,730	1,289	710,441
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.48	Semi-Annual	N/A	06/06/49	GBP	4,880	392,383	8,207	384,176
2.69	Semi-Annual	3-Month LIBOR, 2.32%	Quarterly	N/A	06/06/49	USD	5,970	(648,281)	38,068	(686,349)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.54	Semi-Annual	N/A	06/06/49	GBP	4,960	507,238	(7,979)	515,217
1.11	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A	06/06/49	EUR	5,260	(651,306)	14,195	(665,501)
6-Month EURIBOR, (0.31)%	Semi-Annual	1.02	Annual	N/A	06/06/49	EUR	5,120	492,664	48,756	443,908
1.40	Semi-Annual	6-Month GBP LIBOR, 0.85%	Semi-Annual	N/A	06/06/49	GBP	9,980	(563,118)	(39,916)	(523,202)

								$1,818,394	$1,257,285	$561,109

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.70%	Quarterly	1.61%	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	4,181,850	$37,726	$—	$37,726
3-Month KRW CDC, 1.70%	Quarterly	1.55	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	4,206,210	26,912	—	26,912
3-Month KRW CDC, 1.70%	Quarterly	1.49	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	2,401,013	8,715	—	8,715
3-Month KRW CDC, 1.70%	Quarterly	1.48	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	2,401,373	8,316	—	8,316
3-Month KRW CDC, 1.70%	Quarterly	1.48	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	2,401,373	8,216	—	8,216
3-Month KRW CDC, 1.70%	Quarterly	1.44	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	2,600,687	4,838	—	4,838
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	2,311,722	3,338	—	3,338
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	2,311,722	2,856	—	2,856
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	1,488,321	1,684	—	1,684

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

OTC Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.70%	Quarterly	1.43%	Quarterly	BNP Paribas S.A.	09/18/19	09/18/24	KRW	1,077,749	$1,219	$—	$1,219
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	1,701,645	2,280	—	2,280
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	1,705,048	2,497	—	2,497
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	1,699,943	2,348	—	2,348
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	1,699,943	2,490	—	2,490
3-Month KRW CDC, 1.70%	Quarterly	1.28	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	1,863,960	(9,532)	—	(9,532)
3-Month KRW CDC, 1.70%	Quarterly	1.37	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	2,703,950	(3,414)	—	(3,414)

									$100,489	$—	$100,489

(a)	Forward swap.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$3,552,145	$(3,316,610)	$64,755,825	$(64,206,589)
OTC Swaps	—	—	113,435	(12,946)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$5,299,630	$—	$5,299,630
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	138,048	—	—	64,617,777	—	64,755,825
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	113,435	—	113,435

	$—	$138,048	$—	$—	$70,030,842	$—	$70,168,890

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,578,137	$—	$1,578,137
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	52,913	—	—	52,913
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	149,921	—	—	64,056,668	—	64,206,589
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums paid	—	—	—	—	12,946	—	12,946

	$—	$149,921	$—	$52,913	$65,647,751	$—	$65,850,585

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$17,187,979	$—	$17,187,979
Forward foreign currency exchange contracts	—	—	—	(12,053)	—	—	(12,053)
Swaps	—	285,343	—	—	2,369,793	(137,356)	2,517,780

	$—	$285,343	$—	$(12,053)	$19,557,772	$(137,356)	$19,693,706

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(3,724,650)	$—	$(3,724,650)
Forward foreign currency exchange contracts	—	—	—	(52,913)	—	—	(52,913)
Swaps	—	1,673,967	—	—	1,641,784	(216,540)	3,099,211

	$—	$1,673,967	$—	$(52,913)	$(2,082,866)	$(216,540)	(678,352)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$450,674,093
Average notional value of contracts sold	$174,289,466
Forward foreign currency exchange contracts:
Average USD amounts purchased	$2,420,996
Average USD amounts sold	$—	(a)
Credit default swaps:
Average notional value — buy protection	$23,638,118
Average notional value — sell protection	$2,365,168
Interest rate swaps:
Average notional value — pays fixed rate	$2,820,511,905
Average notional value — receives fixed rate	$2,506,023,638
Inflation swaps:
Average notional amount — pays	$15,625,000
Average notional amount — receives	$—	(a)

(a)	Derivative not held at quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$82,623	$358,758
Forward foreign currency exchange contracts	—	52,913
Swaps — Centrally cleared	182,588	—
Swaps — OTC(a)	113,435	12,946

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$378,646	$424,617
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(265,211)	(358,758)

Total derivative assets and liabilities subject to an MNA	$113,435	$65,859

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

The following table presents the Master Portfolio’s derivative assets and (liabilities) by counterparty net of amounts available for offset under a MNA and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)
Bank of America N.A.	$14,628	$(7,439)	$—	$—	$7,189
BNP Paribas S.A.	1,219	(850)	—	—	369
Citibank N.A.	52,019	(41,577)	—	—	10,442
Deutsche Bank AG	40,582	(12,946)	—	—	27,636
JPMorgan Chase Bank N.A.	4,987	—	—	—	4,987

	$113,435	$(62,812)	$—	$—	$50,623

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (d)
Bank of America N.A.	$7,439	$(7,439)	$—	$—	$—
BNP Paribas S.A.	850	(850)	—	—	—
Citibank N.A.	41,577	(41,577)	—	—	—
Deutsche Bank AG	12,946	(12,946)	—	—	—
HSBC Bank USA N.A	39	—	—	—	39
Natwest Markets PLC	3,008	—	—	—	3,008

	$65,859	$(62,812)	$—	$—	$3,047

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$274,096,331	$6,282,512	$280,378,843
Corporate Bonds(a)	—	611,226,422	—	611,226,422
Foreign Agency Obligations(a)	—	11,226,154	—	11,226,154
Municipal Bonds	—	3,755,565	—	3,755,565
Non-Agency Mortgage-Backed Securities	—	106,575,932	—	106,575,932
U.S. Government Sponsored Agency Securities	—	601,379,943	—	601,379,943
U.S. Treasury Obligations	—	43,538,580	—	43,538,580
Short-Term Securities	150,063,616	—	—	150,063,616
Liabilities:
Investments:
TBA Sale Commitments	—	(62,852,557)	—	(62,852,557)

	$150,063,616	$1,588,946,370	$6,282,512	$1,745,292,498

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) June 30, 2019	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$138,048	$—	$138,048
Interest rate contracts	5,299,630	64,731,212	—	70,030,842
Liabilities:
Credit contracts	—	(149,921)	—	(149,921)
Forward foreign currency contracts	—	(52,913)	—	(52,913)
Interest rate contracts	(1,578,137)	(64,069,614)	—	(65,647,751)

	$3,721,493	$596,812	$—	$4,318,305

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

CoreAlpha Bond Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $101,456,877, cost — $1,618,093,498)	$1,658,081,439
Investments at value — affiliated (cost — $150,025,684)	150,063,616
Cash pledged:
Centrally cleared swaps	7,131,000
Futures contracts	6,752,000
Foreign currency at value (cost — $7,194,699)	7,177,007
Receivables:
Investments sold	4,653,731
Securities lending income — affiliated	23,984
TBA sale commitments	62,712,412
Contributions from investors	13,672,109
Dividends — affiliated	75,920
Interest — unaffiliated	8,042,470
Principal paydowns	34,600
Variation margin on futures contracts	82,623
Variation margin on centrally cleared swaps	182,588
Unrealized appreciation on OTC swaps	113,435
Other assets	1,527,085

Total assets	1,920,326,019

LIABILITIES
Bank overdraft	125
Cash collateral on securities loaned at value	104,400,246
TBA sale commitments at value (proceeds — $62,712,412)	62,852,557
Payables:
Investments purchased	183,915,421
Investment advisory fees	293,493
Trustees’ fees	559
Variation margin on futures contracts	358,758
Other accrued expenses	17,120
Unrealized depreciation on:
Forward foreign currency exchange contracts	52,913
OTC swaps	12,946

Total liabilities	351,904,138

NET ASSETS	$1,568,421,881

NET ASSETS CONSIST OF
Investors’ capital	$1,524,288,453
Net unrealized appreciation (depreciation)	44,133,428

NET ASSETS	$1,568,421,881

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

CoreAlpha Bond Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$523,979
Interest — unaffiliated	26,081,666
Securities lending income — affiliated — net	304,989
Other income — affiliated	85,000

Total investment income	26,995,634

EXPENSES
Investment advisory	1,820,284
Professional	21,414
Trustees	9,460

Total expenses	1,851,158
Less fees waived and/or reimbursed by the Manager	(61,758)

Total expenses after fees waived and/or reimbursed	1,789,400

Net investment income	25,206,234

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	17,187,979
Forward foreign currency exchange contracts	(12,053)
Foreign currency transactions	(141,645)
Investments — affiliated	(541,391)
Investments — unaffiliated	6,234,377
Swaps	2,517,780

25,245,047

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(3,724,650)
Forward foreign currency exchange contracts	(52,913)
Foreign currency translations	62,672
Investments — affiliated	2,111,187
Investments — unaffiliated	55,361,749
Swaps	3,099,211

56,857,256

Net realized and unrealized gain	82,102,303

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,308,537

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,206,234	$29,015,753
Net realized gain (loss)	25,245,047	(22,639,887)
Net change in unrealized appreciation (depreciation)	56,857,256	4,140,311

Net increase in net assets resulting from operations	107,308,537	10,516,177

CAPITAL TRANSACTIONS
Proceeds from contributions	163,388,958	958,651,640
Value of withdrawals	(187,964,422)	(263,738,503)

Net increase (decrease) in net assets derived from capital transactions	(24,575,464)	694,913,137

NET ASSETS
Total increase in net assets	82,733,073	705,429,314
Beginning of period	1,485,688,808	780,259,494

End of period	$1,568,421,881	$1,485,688,808

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

	CoreAlpha Bond Master Portfolio

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Total Return
Total return	7.15	%(a)(b)	(0.11)%		4.28%	2.46%	0.60%	6.64%

Ratios to Average Net Assets(c)
Total expenses	0.24	%(d)	0.27	%(e)	0.26%	0.26%	0.25%	0.25%

Total expenses after fees waived and paid indirectly	0.23	%(d)	0.24%		0.24%	0.25%	0.24%	0.24%

Net investment income	3.27	%(d)(f)	3.11%		2.54%	2.33%	2.53%	2.52%

Supplemental Data
Net assets, end of period (000)	$1,568,422		$1,485,689		$780,259	$672,181	$815,997	$2,887,381

Portfolio turnover rate(g)(h)	152%		331%		515%	677%	612%	686%

(a)	Aggregate total return.
(b)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.02%	0.02%	—%	—%	—%

(d)	Annualized.
(e)	Includes board realignment and consolidation costs. Without these costs, total expenses a would have been 0.25%.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Portfolio turnover rates include TBA transactions, if any.
(h)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding MDRs)	96%	189%	322%	459%	540%	470%

See notes to financial statements.

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

On May 1, 2019, the Board of Trustees of MIP II approved the reorganization of FDP BlackRock CoreAlpha Bond Fund (the “Target Fund”) a series of FDP Series II, Inc., with and into BlackRock CoreAlpha Bond Fund (the “Fund”), a series of BlackRock Funds VI. The reorganization is expected to occur during the third quarter of 2019. Shareholders of the Target Fund are not required to approve the reorganization.

Prior Year Reorganization: The Board of BlackRock Funds VI and the Board of State Farm Mutual Fund Trust and the shareholders of State Farm Bond Fund (the “State Farm Fund”) approved the reorganization of the State Farm Fund into the Fund. As a result, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

On November 19, 2018, all of the portfolio securities previously held by the State Farm Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the State Farm Fund was carried forward by the Master Portfolio to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The State Farm Fund’s fair value and cost of investments prior to the reorganization were as follows:

State Farm Fund	Fair Value of Investments	Cost of Investments
State Farm Bond Fund	$474,337,429	$495,163,771

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of MIP II (the “Board”) effective January 1, 2019, the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”, may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: The Master Portfolio has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Master Portfolio has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Master Portfolio applied the amendments on a modified retrospective basis beginning with the fiscal period ended June 30, 2019. The cost basis of securities at December 31, 2018 has been adjusted to $1,725,846,036. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE generally 4:00 p.m., Eastern time or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (unaudited) (continued)

effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate their counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Bank of America N.A.	$6,205,715	$(6,205,715)	$—
Barclays Bank PLC	1,253,906	(1,253,906)	—
Barclays Capital Inc.	55,440	(55,440)	—
BMO Capital Markets	66,727	(66,727)	—
Citadel Clearing LLC	931,509	(931,509)	—
Citigroup Global Markets Inc.	18,782,168	(18,782,168)	—
Credit Suisse Securities (USA) LLC	3,446,224	(3,446,224)	—
Deutsche Bank Securities Inc.	2,268,596	(2,268,596)	—
Goldman Sachs & Co.	22,370,415	(22,370,415)	—
HSBC PLC	5,447,335	(5,447,335)	—
Jefferies & Co.	328,674	(328,674)	—
JP Morgan Securities LLC	9,646,582	(9,646,582)	—
Morgan Stanley & Co. LLC	10,736,469	(10,736,469)	—
RBC Capital Markets LLC	6,333,343	(6,333,343)	—
TD Prime Services LLC	197,734	(197,734)	—
UBS Securities LLC	451,462	(451,462)	—
Wells Fargo Securities LLC	12,934,578	(12,934,578)	—

	$101,456,877	$(101,456,877)	$—

(a)

Cash collateral with a value of $104,400,246 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (unaudited) (continued)

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a Master Portfolio is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (unaudited) (continued)

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.24%
$1 Billion — $3 Billion	0.23
$3 Billion — $5 Billion	0.22
$5 Billion — $10 Billion	0.21
Greater than $10 Billion	0.20

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of the Master Portfolio for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The fees and expenses of MIP II’s trustees who are not “interested persons” of MIP II, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2021. For the six months ended June 30, 2019, the amount waived was $30,874.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $7,106.

The Manager has contractually agreed to waive the investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio waived $23,778 in investment advisory fees pursuant to this arrangement .

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $49,706 for securities lending agent services.

The Master Portfolio recorded a payment from an affiliate to compensate for foregone securities lending revenue in the amount of $85,000, which is included other income — affiliated in the Statement of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are trustees and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities and in-kind contributions, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$2,470,713,325	$2,506,467,283
U.S. Government Securities	55,236,204	76,799,293

For the six months ended June 30, 2019, purchases and sales related to mortgage dollar rolls were $922,470,481 and $923,021,439, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,768,253,497

Gross unrealized appreciation	$111,981,485
Gross unrealized depreciation	(67,777,819)

Net unrealized appreciation	$44,203,666

9.	BANK BORROWINGS

MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (unaudited) (continued)

political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio II (the “Master Portfolio”) met in person on May 1, 2019 (the “May Meeting”) and June 5-6, 2019 (the “June Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of CoreAlpha Bond Master Portfolio (the “Master Fund”), a series of the Master Portfolio, and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Trustees of the Master Portfolio also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock Fund Advisors (“BFA”) and (2) the Manager and BlackRock International Limited (“BIL” and together with BFA, the “Sub-Advisors”), with respect to the Master Fund. BlackRock CoreAlpha Bond Fund (the “Feeder Fund”), a series of BlackRock Funds VI (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the June Meeting, the Board consisted of eleven individuals, nine of whom were not “interested persons” of the Master Portfolio or the Feeder Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Feeder Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Fund and the Feeder Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), the investment performance of the Feeder Fund as compared with a peer group of funds (“ Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	51

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the June Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Feeder Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Feeder Fund ranked in the second quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund: The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Fund and the Feeder Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Fund and the Feeder Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Fund and the Feeder Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile, relative to the Master Fund’s/Feeder Fund’s Expense Peers, as applicable. The Board also noted that the Master Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Fund increases above certain contractually specified levels. The Board noted that if the size of the Master Fund were to decrease, the Master Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	53

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, for a one-year term ending June 30, 2020, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA 94105

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust/MIP II

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	55

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	57

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

PLN	Polish Zloty

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BBR	Bank Bill Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-the-Counter

S&P	S&P Global Ratings

SIBOR	Singapore Interbank Offered Rate

WIBOR	Warsaw Interbank Offered Rate

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-6/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

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(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date:	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date:	September 3, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date:	September 3, 2019

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